UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05577
The Glenmede Fund, Inc.
(Exact name of Registrant as specified in charter)
4 Copley Place, 5th Floor, CPH-0326
Boston, Massachusetts 02116
(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2012
Date of reporting period: January 31, 2012

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments. — The schedules of investments for the period ended January 31, 2012, are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2012 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 53.2%

	Federal Farm Credit Bank — 7.7%
$15,650,000	0.215% due 5/23/12[1]	$15,653,309
7,070,000	0.190% due 8/8/12[1]	7,071,111
20,000,000	0.200% due 9/28/12[1]	20,003,174
15,000,000	0.161% due 2/20/13[1]	14,993,633

		57,721,227

	Federal Home Loan Bank — 38.2%
18,700,000	0.302% due 2/3/12[1]	18,700,002
5,000,000	2.150% due 2/6/12	5,001,335
10,000,000	0.120% due 2/27/12	9,999,692
2,500,000	1.125% due 3/9/12[2]	2,502,459
5,000,000	0.500% due 3/30/12	5,003,348
10,000,000	0.160% due 4/2/12	9,999,447
22,000,000	1.375% due 6/8/12	22,084,700
10,000,000	0.160% due 6/22/12[1]	10,000,000
8,000,000	0.165% due 7/2/12[1]	8,000,842
55,000,000	0.330% due 7/16/12	55,000,000
18,000,000	0.330% due 7/17/12	18,000,000
800,000	0.350% due 8/10/12	800,000
1,600,000	1.750% due 8/22/12	1,614,529
5,000,000	0.300% due 9/21/12	5,000,000
10,300,000	1.625% due 11/21/12	10,423,181
25,000,000	0.180% due 11/21/12	24,996,210
25,000,000	0.250% due 11/23/12	25,000,000
15,000,000	0.300% due 12/7/12	15,000,000
20,000,000	0.320% due 12/7/12	20,000,000
20,000,000	0.200% due 2/20/13	20,000,000

		287,125,745

	Federal Home Loan Mortgage Corporation — 3.4%
5,535,000	0.215% due 2/2/12[1]	5,535,002
7,500,000	2.125% due 3/23/12	7,520,794
10,000,000	5.000% due 3/29/12	10,074,503
2,846,000	5.500% due 8/20/12	2,930,542

		26,060,841

	Federal National Mortgage Association — 3.9%
8,500,000	5.000% due 2/16/12	8,516,703
4,150,000	1.000% due 4/4/12	4,155,587

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)
	Federal National Mortgage Association — (Continued)

$3,000,000	0.265% due 7/26/12[1]	$3,002,080
10,000,000	0.299% due 8/23/12[1]	10,009,152
3,615,000	0.400% due 2/1/13[1]	3,621,957

		29,305,479

	TOTAL AGENCY NOTES (Amortized Cost $400,213,292)	400,213,292

GOVERNMENT GUARANTEED CORPORATE NOTES*,3 — 6.7%
5,000,000	Bank of the West,
	2.150% due 3/27/12	5,014,742
10,000,000	Citibank NA,
	0.465% due 5/7/12[1]	10,007,787
7,500,000	Citigroup Funding, Inc.,
	0.883% due 4/30/12[1]	7,510,083
4,000,000	Citigroup, Inc.,
	2.125% due 4/30/12	4,018,200
3,000,000	General Electric Capital Corp.,
	0.388% due 5/8/12[1]	3,003,010
9,000,000	General Electric Capital Corp.,
	0.697% due 6/1/12[1]	9,019,432
4,000,000	Goldman Sachs Group, Inc. (The),
	0.746% due 3/15/12[1]	4,002,946
2,650,000	Morgan Stanley,
	0.724% due 2/10/12[1]	2,650,246
5,130,000	Morgan Stanley,
	2.250% due 3/13/12	5,141,858

		50,368,304

	TOTAL GOVERNMENT GUARANTEED CORPORATE NOTES (Amortized Cost $50,368,304)	50,368,304

REPURCHASE AGREEMENTS* — 40.0%
35,193,762	With Bank of America, dated 1/31/12, 0.160%, principal and interest in the amount of $35,193,918, due 2/1/12, (collateralized by a U.S. Treasury Note with a par value of $35,957,000, coupon rate of 0.250%, due 1/15/15, market value of $35,897,671)	35,193,762

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2012 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENTS* — (Continued)

$110,000,000	With RBS Greenwich, Inc., dated 1/31/12, 0.180%, principal and interest in the amount of $110,000,550, due 2/01/12, (collateralized by a U.S. Treasury Note with a par value of $104,659,000 coupon rate of 2.380%, due 2/28/15, market value of $112,246,778)	$110,000,000
5,604,900	With State Street Bank and Trust Co., dated 1/31/12, 0.01%, principal and interest in the amount of $5,604,902, due 2/1/12, (collateralized by a FNMA security with a par value of $5,376,432, coupon rate of 4.000%, due 8/1/26, market value of $5,718,002)	5,604,900
150,000,000	With UBS AG, dated 1/31/12, 0.20%, principal and interest in the amount of $150,000,833, due 2/01/12, (collateralized by a U.S. Treasury Note with a par value of $147,292,500, coupon rate of 1.750%, due 3/31/14, market value of $153,000,084)	150,000,000

	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $300,798,662)	300,798,662

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.1%
1,026,250	State Street Navigator Securities Lending Prime Portfolio	1,026,250

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Amortized Cost $1,026,250)	1,026,250

TOTAL INVESTMENTS (Amortized Cost $752,406,508)[4]	100.0%	$752,406,508
LIABILITIES IN EXCESS OF OTHER ASSETS	0.0	(256,007)

NET ASSETS	100.0%	$752,150,501

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of January 31, 2012.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Government Guaranteed Corporate Notes are issued through the FDIC sponsored, Temporary Liquidity Government Guarantee Program.
[4]	Aggregate cost for federal tax purposes was $752,406,508.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 92.9%

	Daily Variable/Floating Rate Notes — 40.5%
$5,800,000	California State Infrastructure & Economic Development Bank Revenue, J Paul Getty Trust, Series A-2,
	0.05% due 10/1/47	$5,800,000
9,300,000	California State Pollution Control Financing Authority, Pollution Control Revenue, Chevron USA Inc. Project,
	0.03% due 6/1/25	9,300,000
8,225,000	California State, Economic Recovery, Series C-5, General Obligation Unlimited (LOC: Bank of America N.A.),
	0.04% due 7/1/23	8,225,000
8,670,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series C, (LOC: U.S. Bank N.A.),
	0.03% due 1/15/26	8,670,000
7,540,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series D (SPA: U.S. Bank N.A.),
	0.03% due 1/15/26	7,540,000
1,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.03% due 7/1/35	1,000,000
7,800,000	Cuyahoga County, Ohio, Cleveland Clinic Revenue, Subseries B-3 (SPA: U.S. Bank N.A.),
	0.06% due 1/1/39	7,800,000
12,230,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.04% due 12/1/15	12,230,000
550,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project, Series B,
	0.03% due 12/1/40	550,000
	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project:
300,000	0.030% due 11/1/19	300,000
4,000,000	0.030% due 3/1/22	4,000,000
1,500,000	Florida State Municipal Power Agency, Revenue Bonds, All Requirements Supply, Series C, (LOC: Bank of America N.A.),
	0.06% due 10/1/35	1,500,000
6,000,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, (SPA: Bank of America N.A.),
	0.03% due 11/15/32	6,000,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,300,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.),
	0.03% due 5/15/35	$1,300,000
	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
3,800,000	0.030% due 6/1/20	3,800,000
1,800,000	0.030% due 10/1/24	1,800,000
9,000,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.03% due 3/1/24	9,000,000
17,710,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series A,
	0.06% due 5/15/48	17,710,000
8,250,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series B,
	0.03% due 5/15/48	8,250,000
8,000,000	Illinois Finance Authority Revenue, OSF Healthcare System, Series G, (LOC: Wells Fargo Bank N.A.),
	0.05% due 11/15/24	8,000,000
9,685,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.04% due 12/1/16	9,685,000
8,945,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.04% due 6/1/23	8,945,000
1,900,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.03% due 10/1/24	1,900,000
300,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.03% due 11/1/14	300,000
500,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series B,
	0.03% due 11/1/14	500,000
6,700,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, DATES,
	0.03% due 11/1/14	6,700,000
1,700,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series- I,
	0.05% due 7/1/39	1,700,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$9,800,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.03% due 11/1/35	$9,800,000
1,350,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.03% due 11/1/49	1,350,000
8,850,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.04% due 12/1/30	8,850,000
1,565,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.04% due 12/1/30	1,565,000
5,000,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series B-2, (LOC: Bank of America N.A.),
	0.05% due 10/1/35	5,000,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.05% due 10/1/35	1,400,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.05% due 3/1/40	4,100,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.05% due 7/15/32	2,150,000
1,050,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.10% due 11/1/22	1,050,000
	New York City, New York, General Obligation Unlimited, Subseries B-2, (LOC: J.P. Morgan Chase):
6,900,000	0.030% due 8/15/18	6,900,000
2,300,000	0.030% due 8/15/20	2,300,000
1,100,000	0.030% due 8/15/21	1,100,000
22,115,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank),
	0.09% due 6/15/35	22,115,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$3,300,000	North Carolina Medical Care Commission, Health Care Facilities Revenue, Wake Forest University, Series D, (LOC: Bank of America N.A.),
	0.08% due 7/1/34	$3,300,000
5,000,000	Oklahoma State Capitol Improvement Authority Facilities Revenue, Higher Education D-1, (SPA: Bank of America N.A.),
	0.10% due 7/1/31	5,000,000
2,808,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.07% due 7/15/19	2,808,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.04% due 8/15/20	1,600,000
17,465,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.03% due 5/15/32	17,465,000
1,525,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.03% due 4/1/38	1,525,000
7,025,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.07% due 2/15/31	7,025,000
7,700,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.03% due 12/1/29	7,700,000
200,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.03% due 10/1/25	200,000
1,810,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wachovia Bank),
	0.06% due 2/1/26	1,810,000
925,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.07% due 11/1/25	925,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $269,543,000)	269,543,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Weekly Variable/Floating Rate Notes — 52.4%
$2,025,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.18% due 8/1/16	$2,025,000
2,400,000	Buncombe County, North Carolina, General Obligation Unlimited, Series B, (SPA: Wells Fargo Bank N.A.),
	0.17% due 12/1/24	2,400,000
15,000,000	California State General Obligation Unlimited, Series B, (LOC: Barclays Bank PLC),
	0.04% due 5/1/40	15,000,000
3,905,000	Charlotte, North Carolina, Water & Sewer System Revenue, Refunding, Series C, (SPA: Bank of America N.A.),
	0.06% due 6/1/25	3,905,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.17% due 9/1/24	900,000
700,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank N.A.),
	0.07% due 12/1/33	700,000
3,676,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.07% due 7/1/27	3,676,000
7,080,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.08% due 4/1/20	7,080,000
2,655,000	Connecticut State General Obligations, Series B, (SPA: Bayerische Landesbank),
	0.07% due 5/15/14	2,655,000
12,000,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Series U2,
	0.05% due 7/1/33	12,000,000
6,000,000	Delaware River Port Authority Revenue, Refunding, (LOC: Bank of America N.A.),
	0.04% due 1/1/26	6,000,000
2,190,000	Durham, North Carolina, Water & Sewer Utility System Revenue, (SPA: Wachovia Bank),
	0.08% due 12/1/15	2,190,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.07% due 12/1/34	750,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$5,500,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.07% due 12/1/26	$5,500,000
1,250,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank N.A.),
	0.05% due 12/1/20	1,250,000
3,715,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.05% due 4/1/27	3,715,000
4,000,000	Illinois Finance Authority Revenue, Alexian Brothers Health, (LOC: J.P. Morgan Chase),
	0.08% due 4/1/35	4,000,000
9,410,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.05% due 10/1/36	9,410,000
7,850,000	Kansas State Department of Transportation, Highway Revenue, Series C-1, (LOC: J.P. Morgan Chase),
	0.06% due 9/1/19	7,850,000
613,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.04% due 7/1/28	613,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.05% due 12/15/24	6,160,000
6,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B,
	0.04% due 10/1/39	6,000,000
4,595,000	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series B,
	0.05% due 7/1/27	4,595,000
4,000,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.04% due 11/1/26	4,000,000
3,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.04% due 11/1/28	3,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.04% due 12/1/29	2,610,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,500,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.08% due 8/1/28	$6,500,000
8,355,000	Mecklenburg County, North Carolina, Certificate of Participation, (SPA: Branch Banking & Trust),
	0.07% due 2/1/26	8,355,000
5,945,000	Metropolitan Government, Nashville & Davidson County, Tennessee, Health & Educational Facilities Authority Revenue, Vanderbilt University, Series A-2,
	0.04% due 10/1/44	5,945,000
4,285,000	Michigan State, University Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.15% due 2/15/33	4,285,000
2,605,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank N.A.),
	0.17% due 12/1/27	2,605,000
805,000	Modesto, California, Multi-Family Housing Revenue, Shadowbrook Apartments, Series A, (FNMA Insured),
	0.08% due 5/15/31	805,000
5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.06% due 6/1/32	5,000,000
4,040,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: U.S. Bank N.A.),
	0.06% due 6/1/23	4,040,000
2,900,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wachovia Bank),
	0.06% due 7/1/31	2,900,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.05% due 2/15/35	6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured),
	0.03% due 11/15/19	5,100,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank),
	0.13% due 11/15/28	$7,600,000
4,000,000	New York State Dormitory Authority Revenue, Columbia, Series B,
	0.02% due 7/1/28	4,000,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.06% due 11/15/36	6,300,000
3,000,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.03% due 12/1/17	3,000,000
8,900,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.03% due 6/1/27	8,900,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.04% due 12/1/21	4,380,000
1,935,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase),
	0.07% due 11/15/28	1,935,000
7,000,000	Ohio State University, Series B,
	0.04% due 12/1/29	7,000,000
3,500,000	Ohio State University, Series E,
	0.04% due 6/1/35	3,500,000
4,500,000	Ohio State, General Obligation Unlimited, Series C,
	0.05% due 6/15/26	4,500,000
2,900,000	Pennsylvania Higher Educational Facilties Authority Revenue, University of Pennsylvania Health System Obligated Group, Series A, (LOC: Bank of America N.A.),
	0.06% due 1/1/38	2,900,000
8,600,000	Pennsylvania State Turnpike Commission Revenue, Multi-Modal, Series C, (LOC: Barclays Bank PLC),
	0.10% due 6/1/38	8,600,000
10,100,000	Pennsylvania State University, Revenue Bonds, Series A, (University Insured), (SPA: J.P. Morgan Chase),
	0.06% due 3/1/32	10,100,000
5,000,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.05% due 9/1/35	5,000,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,250,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.05% due 9/1/36	$6,250,000
1,800,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.05% due 9/1/36	1,800,000
10,000,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.04% due 7/1/35	10,000,000
6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.03% due 7/1/33	6,275,000
185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.04% due 7/1/32	185,000
4,800,000	Rhode Island Health & Educational Building Corp. Revenue, Higher Education Facilities Brown, Series A,
	0.02% due 5/1/35	4,800,000
419,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank N.A.),
	0.17% due 12/1/15	419,000
12,760,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.14% due 5/1/32	12,760,000
6,675,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Landesbank Hessen-Thuerigen),
	0.14% due 11/1/31	6,675,000
3,350,000	University of North Carolina, Revenue Bonds, Series B,
	0.03% due 12/1/25	3,350,000
7,030,000	University of North Carolina, Revenue Bonds, Series C,
	0.03% due 12/1/25	7,030,000
	University of Texas, University Revenue, Financing System, Series B:
6,250,000	0.020% due 8/1/16	6,250,000
3,480,000	0.030% due 8/1/33	3,480,000
6,500,000	0.020% due 8/1/39	6,500,000
1,400,000	University of Texas, University Revenue, Refunding, Financing System, Series A,
	0.03% due 8/15/13	1,400,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$10,170,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.06% due 6/1/48	$10,170,000
6,000,000	Western Municipal Water District Facilities Authority Revenue, Refunding, Series A, (LOC: U.S. Bank N.A.),
	0.04% due 10/1/32	6,000,000
6,955,000	Westminster, Colorado, Multi-Family Housing Revenue, Refunding, Warwick Station Apartments, (FHLMC Insured),
	0.07% due 12/1/23	6,955,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $348,528,000)	348,528,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $618,071,000)	618,071,000

FIXED RATE NOTES* — 7.0%
5,000,000	Colorado State General Funding, Tax & Revenue Anticipation Notes,
	2.00% due 6/27/12	5,036,835
5,000,000	Davis County, Utah, School District, Tax Anticipation Notes,
	3.00% due 6/29/12	5,056,833
10,000,000	Harris County, Texas, General Obligation, Tax Anticipation Notes,
	1.50% due 2/29/12	10,010,346
2,500,000	Los Angeles, California, General Obligation Unlimited, Tax & Revenue Anticipation Notes,
	2.50% due 4/30/12	2,513,145
10,000,000	Oregon State, General Obligation, Tax Anticipation Notes,
	2.00% due 6/29/12	10,071,759
13,500,000	Texas State, Tax & Revenue Anticipation Notes,
	2.50% due 8/30/12	13,673,884

	TOTAL FIXED RATE NOTES (Amortized Cost $46,362,802)	46,362,802

TOTAL INVESTMENTS (Amortized Cost $664,433,802)[2]	99.9%	$664,433,802
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	533,392

NET ASSETS	100.0%	$664,967,194

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2012 — (Unaudited)

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $664,433,802.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2012 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 7.6%

	Federal Home Loan Bank — 1.1%
$4,000,000	3.625% due 10/18/13	$4,221,820

		4,221,820

	Federal Home Loan Mortgage Corporation — 5.0%
12,000,000	5.000% due 7/15/14	13,300,740
5,000,000	5.125% due 10/18/16[1]	5,936,390

		19,237,130

	Federal National Mortgage Association — 1.5%
5,000,000	5.000% due 5/11/17	6,001,135

		6,001,135

	TOTAL AGENCY NOTES (Cost $29,024,312)	29,460,085

MORTGAGE-BACKED SECURITIES*,2 — 38.2%

	Federal Home Loan Mortgage Corporation — 10.3%
2,158	# G00807, 9.500% due 3/1/21	2,211
1,256,402	# G12342, 5.500% due 8/1/21	1,365,105
342,795	# J03604, 5.500% due 10/1/21	371,596
178,570	# J03649, 5.500% due 10/1/21	193,574
511,440	# G12442, 6.000% due 11/1/21	550,458
1,033,874	# J03536, 5.500% due 11/1/21	1,120,739
384,234	# G18163, 5.500% due 1/1/22	416,517
1,495,600	# G13396, 5.500% due 12/1/23	1,620,325
70,906	# D78677, 8.000% due 3/1/27	75,337
46,547	# D84894, 8.000% due 12/1/27	47,934
614,614	# C00742, 6.500% due 4/1/29	703,241
372,017	# A57845, 7.000% due 2/1/37	424,639
1,196,106	# A68937, 6.000% due 11/1/37	1,314,758
475,333	# A68332, 5.500% due 11/1/37	516,172
1,612,813	# A70446, 5.000% due 12/1/37	1,737,271
5,472,995	# A69653, 5.500% due 12/1/37	5,943,224
5,330,561	# A73370, 5.000% due 2/1/38	5,741,909
2,811,601	# A90421, 4.500% due 12/1/39	2,994,218
3,783,423	# A92890, 4.500% due 7/1/40	4,029,160
9,954,138	# A97620, 4.500% due 3/1/41	10,600,671

		39,769,059

	Federal National Mortgage Association — 23.4%
20,907	# 535729, 6.500% due 2/1/16	22,455
24,754	# 535962, 6.500% due 5/1/16	27,119

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$14,693	# 595134, 6.500% due 7/1/16	$16,096
59,756	# 596498, 6.000% due 7/1/16	64,223
12,831	# 608777, 6.500% due 10/1/16	14,057
189,531	# 625990, 5.500% due 12/1/16	206,344
28,395	# 643340, 6.500% due 3/1/17	31,072
51,003	# 555016, 6.500% due 10/1/17	55,876
450,027	# 686230, 5.500% due 2/1/18	491,073
488,607	# 254685, 5.000% due 4/1/18	523,803
610,386	# 740449, 5.500% due 9/1/18	668,728
420,075	# 768557, 5.500% due 2/1/19	458,389
176,728	# 255159, 5.500% due 3/1/19	192,847
3,680	# 313796, 9.500% due 2/1/21	4,159
3,742	# 125275, 7.000% due 3/1/24	4,294
28,668	# 313795, 9.500% due 1/1/25	32,973
5,696,457	# AH6827, 4.000% due 3/1/26	6,053,744
3,457,377	# AI1657, 4.000% due 4/1/26	3,674,227
4,921,530	# AB3900, 3.000% due 11/1/26	5,138,942
30,228	# 373328, 8.000% due 3/1/27	30,889
109,712	# 390895, 8.000% due 6/1/27	131,962
48,116	# 395715, 8.000% due 8/1/27	49,590
197,028	# 397602, 8.000% due 8/1/27	237,141
29,088	# 405845, 8.000% due 11/1/27	29,421
2,646	# 499335, 6.500% due 8/1/29	3,039
18,667	# 252806, 7.500% due 10/1/29	22,349
1,074	# 523497, 7.500% due 11/1/29	1,287
9,021	# 588945, 7.000% due 6/1/31	10,573
218,214	# 607862, 7.000% due 9/1/31	255,771
25,299	# 624571, 7.000% due 3/1/32	29,568
32,949	# 656872, 6.500% due 8/1/32	37,601
21,566	# 687575, 7.000% due 2/1/33	24,880
1,803,075	# 789856, 6.000% due 8/1/34	1,996,324
321,063	# 820811, 6.000% due 4/1/35	355,073
672,197	# 829202, 5.000% due 7/1/35	726,589
904,130	# 826586, 5.000% due 8/1/35	977,290
254,082	# 867021, 7.000% due 3/1/36	293,181
239,850	# 256216, 7.000% due 4/1/36	276,759
1,194,755	# 898412, 5.000% due 10/1/36	1,291,245
598,775	# 910894, 5.000% due 2/1/37	647,133
534,248	# 912456, 6.500% due 3/1/37	603,007
1,031,976	# 939512, 5.000% due 6/1/37	1,115,320
1,372,490	# 959877, 5.000% due 11/1/37	1,483,334
4,400,963	#973241, 5.000% due 3/1/38	4,756,392
1,495,534	# 975593, 5.000% due 6/1/38	1,616,316

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$1,579,639	# 257573, 5.500% due 2/1/39	$1,719,802
3,757,335	# AD7128, 4.500% due 7/1/40	4,020,055
12,580,596	# AH1568, 4.500% due 12/1/40	13,538,884
8,873,672	# AH6991, 4.000% due 1/1/41	9,390,147
6,537,212	# AH4004, 4.500% due 3/1/41	6,994,307
3,512,016	# AJ1315, 4.000% due 9/1/41	3,738,924
4,950,541	# AB3867, 3.500% due 11/1/41	5,150,352
3,449,189	# AI8779, 4.000% due 11/1/41	3,651,021
7,121,056	# AJ0083, 3.500% due 11/1/41	7,406,245

		90,292,192

	Government National Mortgage Association — 4.5%
15,940	# 460389, 7.000% due 5/15/28	18,752
24,030	# 464049, 7.000% due 7/15/28	28,268
44,610	# 476259, 7.000% due 8/15/28	52,479
20,439	# 496632, 7.000% due 12/15/28	24,044
31,382	# 539971, 7.000% due 1/15/31	37,422
13,810	# 485264, 7.500% due 2/15/31	14,330
20,704	# 556417, 7.000% due 6/15/31	24,688
47,346	# 559304, 7.000% due 9/15/31	56,458
42,299	# 570289, 7.000% due 1/15/32	45,862
157,010	# 574687, 6.000% due 4/15/34	177,888
867,258	# 652486, 5.500% due 4/15/36	969,966
1,726,697	# 651859, 5.000% due 6/15/36	1,915,080
1,217,019	# 782150, 5.500% due 4/15/37	1,361,228
1,490,736	# 608508, 6.000% due 8/15/37	1,683,970
199,489	# 662521, 6.000% due 8/15/37	225,347
760,005	# 677545, 6.000% due 11/15/37	858,519
956,620	# 676291, 6.000% due 12/15/37	1,080,620
251,518	# 678831, 5.000% due 1/15/38	278,959
1,430,585	# 685836, 5.500% due 4/15/38	1,598,889
3,799,956	# 698235, 5.000% due 6/15/39	4,214,532
2,497,323	# 716655, 5.000% due 8/15/39	2,769,781

		17,437,082

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $140,920,402)	147,498,333

CORPORATE NOTES* — 39.8%
14,000,000	Bear Stearns Cos. LLC,
	6.400% due 10/2/17	15,906,296
10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18[1]	12,803,080

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — (Continued)

$6,000,000	General Electric Capital Corp.,
	5.625% due 5/1/18	$6,879,096
8,000,000	General Electric Capital Corp.,
	6.000% due 8/7/19[1]	9,262,880
7,000,000	Goldman Sachs Group, Inc.,
	5.950% due 1/18/18[1]	7,528,577
7,000,000	Goldman Sachs Group, Inc.,
	7.500% due 2/15/19	7,945,168
9,650,000	Honeywell International, Inc.,
	5.000% due 2/15/19[1]	11,412,736
11,000,000	IBM Corp.,
	8.375% due 11/1/19[1]	15,856,555
10,000,000	John Deere Capital Corp.,
	3.900% due 7/12/21	11,122,780
12,372,000	Oracle Corp.,
	5.750% due 4/15/18	15,201,167
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18[1]	16,140,743
5,000,000	Toyota Motor Credit Corp.,
	2.050% due 1/12/17[1]	5,079,970
2,285,000	United Technologies Corp.,
	6.125% due 2/1/19	2,846,041
7,000,000	Wal-Mart Stores, Inc.,
	5.800% due 2/15/18	8,634,094
5,000,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30	7,339,210

	TOTAL CORPORATE NOTES (Cost $140,479,333)	153,958,393

US TREASURY NOTES/BONDS* — 9.0%
7,100,000	U.S. Treasury Bond,
	6.125% due 8/15/29	10,750,955
4,611,173	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.625% due 1/15/18	5,348,961
4,000,000	U.S. Treasury Notes,
	3.125% due 10/31/16	4,461,248
12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18	14,039,064

	TOTAL US TREASURY NOTES/BONDS (Cost $29,962,836)	34,600,228

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2012 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS — 2.2%
$6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	$6,156,786
2,200,000	Houston, TX, General Obligation Limited, Refunding, Series B,
	3.393% due 3/1/23	2,226,994

	TOTAL MUNICIPAL BONDS (Cost $8,235,000)	8,383,780

REPURCHASE AGREEMENTS* — 2.2%
8,400,000	With Bank of America Corp., dated 1/31/12, 0.16%, principal and interest in the amount of $8,400,037, due 2/1/12, (collateralized by a U.S. Treasury Note with a par value of $8,582,200, coupon rate of 0.25%, due 1/15/15, market value of $8,568,039)	8,400,000
58,160	With State Street Bank and Trust Co., dated 1/31/12, 0.01%, principal and interest in the amount of $58,160, due 2/1/12, (collateralized by a FNMA security with a par value of $57,292, coupon rate of 3.500%, due 5/25/41, market value of $60,894)	58,160

	TOTAL REPURCHASE AGREEMENTS (Cost $8,458,160)	8,458,160

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.0%
7,642,060	State Street Navigator Securities Lending Prime Portfolio	7,642,060

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $7,642,060)	7,642,060

TOTAL INVESTMENTS (Cost $364,722,103)[3]	101.0%	$390,001,039
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.0)	(3,725,256)

NET ASSETS	100.0%	$386,275,783

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at January 31, 2012.
[3]	Aggregate cost for federal tax purposes was $364,722,103.
Abbreviations:
FNMA — Federal National Mortgage Association
TIPS — Treasury Inflation Protected Security

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.1%

	Aerospace & Defense — 4.4%
64,170	Honeywell International, Inc.	$3,724,427
20,550	Precision Castparts Corp.	3,363,624

		7,088,051

	Capital Markets — 2.8%
17,760	Franklin Resources, Inc.	1,884,336
69,848	State Street Corp.	2,736,645

		4,620,981

	Chemicals — 3.5%
52,810	EI du Pont de Nemours & Co.	2,687,501
28,530	Praxair, Inc.	3,029,886

		5,717,387

	Commercial Banks — 5.3%
54,305	PNC Financial Services Group, Inc.	3,199,650
186,375	Wells Fargo & Co.	5,444,014

		8,643,664

	Life Sciences Tools & Services — 2.1%
39,075	Waters Corp.[1]	3,382,723

	Communications Equipment — 3.1%
84,665	Qualcomm, Inc.	4,979,995

	Computers & Peripherals — 5.2%
18,335	Apple, Inc.[1]	8,369,561

	Consumer Finance — 2.4%
78,395	American Express Co.	3,930,725

	Diversified Consumer Services — 1.6%
40,210	ITT Educational Services, Inc.[1]	2,648,633

	Electrical Equipment — 3.6%
43,200	Cooper Industries PLC	2,553,984
64,200	Emerson Electric Co.	3,298,596

		5,852,580

	Electronic Equipment, Instruments & Components — 2.2%
65,920	Amphenol Corp. — Class A	3,588,026

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 5.4%
37,700	Ensco PLC, ADR	$1,984,528
30,000	National Oilwell Varco, Inc.	2,219,400
60,770	Schlumberger, Ltd.	4,568,081

		8,772,009

	Food & Staples Retailing — 1.6%
78,642	Walgreen Co.	2,623,497

	Health Care Equipment & Supplies — 4.2%
66,975	Baxter International, Inc.	3,715,773
47,870	Varian Medical Systems, Inc.[1,2]	3,153,197

		6,868,970

	Health Care Providers & Services — 6.5%
76,290	Express Scripts, Inc.[1,2]	3,902,997
34,300	Laboratory Corp. of America Holdings[1]	3,134,677
66,370	UnitedHealth Group, Inc.	3,437,302

		10,474,976

	Hotels, Restaurants & Leisure — 4.4%
59,000	Darden Restaurants, Inc.	2,706,330
69,010	Yum! Brands, Inc.	4,370,403

		7,076,733

	Household Products — 4.7%
31,685	Colgate-Palmolive Co.	2,874,463
74,005	Procter & Gamble Co. (The)	4,665,275

		7,539,738

	Insurance — 3.2%
28,000	ACE, Ltd.	1,948,800
158,500	Progressive Corp. (The)	3,214,380

		5,163,180

	IT Services — 3.1%
51,085	Accenture PLC — Class A	2,929,214
28,160	Cognizant Technology Solutions Corp. — Class A1	2,020,480

		4,949,694

	Machinery — 1.8%
36,025	Parker Hannifin Corp.	2,906,497

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 1.6%
30,155	Dollar Tree, Inc.[1,2]	$2,557,446

	Oil, Gas & Consumable Fuels — 6.2%
59,340	Chevron Corp.	6,116,767
38,800	Occidental Petroleum Corp.	3,871,076

		9,987,843

	Road & Rail — 1.9%
60,170	JB Hunt Transport Services, Inc.	3,072,882

	Semiconductors & Semiconductor Equipment — 2.9%
55,930	Altera Corp.	2,225,455
67,960	Microchip Technology, Inc.	2,508,403

		4,733,858

	Software — 6.4%
198,090	Microsoft Corp.	5,849,598
157,750	Oracle Corp.	4,448,550

		10,298,148

	Specialty Retail — 2.4%
88,450	Home Depot, Inc.	3,926,295

	Textiles, Apparel & Luxury Goods — 2.4%
55,565	Coach, Inc.	3,892,328

	Tobacco — 2.9%
63,015	Philip Morris International, Inc.	4,711,631

	Trading Companies & Distributors — 1.3%
10,730	WW Grainger, Inc.	2,046,640

	TOTAL COMMON STOCKS (Cost $123,647,034)	160,424,691

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2012 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.9%
$1,474,138	With State Street Bank and Trust Co., dated 1/31/12, 0.01%, principal and interest in the amount of $1,474,138, due 2/1/12, (collateralized by a FNMA security with a par value of $1,417,976, coupon rate of 3.500% due 5/25/41, market value of $1,507,134)	$1,474,138

	TOTAL REPURCHASE AGREEMENT (Cost $1,474,138)	1,474,138

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.4%
8,745,387	State Street Navigator Securities Lending Prime Portfolio	8,745,387

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $8,745,387)	8,745,387

TOTAL INVESTMENTS (Cost $133,866,559)[3]	105.4%	$170,644,216
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.4)	(8,676,948)

NET ASSETS	100.0%	$161,967,268

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $133,826,854.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.4%

	Aerospace & Defense — 3.2%
108,561	BE Aerospace, Inc.[1]	$4,581,274
72,154	Triumph Group, Inc.	4,514,676

		9,095,950

	Airlines — 0.6%
100,227	Spirit Airlines, Inc.[1]	1,682,811

	Apparel Retailers — 2.2%
85,313	DSW, Inc. — Class A	4,263,090
80,489	Rue21, Inc.[1,2]	1,948,639

		6,211,729

	Automotive — 3.2%
276,117	American Axle & Manufacturing Holdings, Inc.[1,2]	3,329,971
246,729	Sonic Automotive, Inc. — Class A	3,846,505
55,925	Tenneco Automotive, Inc.[1]	1,795,193

		8,971,669

	Banking — 9.9%
119,965	Bank of the Ozarks, Inc.	3,357,820
72,374	Community Bank System, Inc.	1,980,153
176,548	Flushing Financial Corp.	2,314,544
100,007	Lakeland Financial Corp.	2,534,177
103,736	Northwest Bancshares, Inc.	1,278,028
74,347	Prosperity Bancshares, Inc.	3,086,144
141,239	Renasant Corp.	2,228,751
57,680	Signature Bank[1]	3,354,092
53,951	SVB Financial Group[1]	3,131,316
73,909	UMB Financial Corp.	2,851,409
83,559	WesBanco, Inc.	1,667,838

		27,784,272

	Beverages, Food & Tobacco — 0.9%
164,925	Darling International, Inc.[1]	2,520,054

	Chemicals — 1.1%
85,971	LSB Industries, Inc.[1,2]	3,013,284

	Commercial Services — 5.4%
151,327	Cardtronics, Inc.[1]	3,866,405
132,247	Digital Generation, Inc.[1,2]	1,838,233

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Commercial Services — (Continued)

105,929	MAXIMUS, Inc.	$4,769,983
62,943	Myriad Genetics, Inc.[1]	1,489,231
93,867	TAL International Group, Inc.	3,126,710

		15,090,562

	Communications — 0.9%
426,129	Harmonic, Inc.[1]	2,501,377

	Computer Software & Processing — 3.0%
84,875	Interactive Intelligence Group[1,2]	2,190,624
136,194	Medidata Solutions, Inc.[1,2]	2,846,455
94,963	SYNNEX Corp.[1,2]	3,435,761

		8,472,840

	Computers & Information — 1.4%
96,279	NETGEAR, Inc.[1]	3,833,830

	Electric Utilities — 1.3%
91,893	Cleco Corp.	3,653,666

	Electrical Equipment — 2.1%
97,595	EnerSys[1]	2,828,303
61,627	Littelfuse, Inc.	3,125,105

		5,953,408

	Electronics — 7.0%
127,860	Finisar Corp.[1]	2,590,444
199,795	GT Advanced Technologies, Inc.[1,2]	1,722,233
63,820	Measurement Specialties, Inc.[1,2]	2,074,150
121,500	Multi-Fineline Electronix, Inc.[1,2]	3,020,490
355,509	Pericom Semiconductor Corp.[1,2]	2,844,072
407,048	PMC — Sierra, Inc.[1]	2,645,812
58,338	Veeco Instruments, Inc.[1,2]	1,424,031
114,044	Volterra Semiconductor Corp.[1,2]	3,440,707

		19,761,939

	Entertainment & Leisure — 2.9%
204,621	Ameristar Casinos, Inc.	4,002,387
218,656	Cinemark Holdings, Inc.	4,311,896

		8,314,283

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 3.2%
42,766	Cash America International, Inc.	$1,875,717
139,046	Sabra Health Care, Inc.	1,977,234
303,093	Two Harbors Investment Corp.	3,009,714
32,678	World Acceptance Corp.[1,2]	2,082,242

		8,944,907

	Forest Products & Paper — 1.7%
162,293	KapStone Paper and Packaging Corp.[1]	2,833,636
31,475	Rock-Tenn Co. — Class A	1,947,043

		4,780,679

	Health Care Providers — 3.0%
365,159	Health Management Associates, Inc.[1]	2,340,669
70,180	LifePoint Hospital, Inc.[1,2]	2,820,534
44,959	Mednax, Inc.[1]	3,201,980

		8,363,183

	Heavy Machinery — 2.2%
319,760	Entegris, Inc.[1]	3,063,301
128,299	Titan Machinery, Inc.[1,2]	3,174,117

		6,237,418

	Home Construction, Furnishings & Appliances — 1.3%
58,118	Tupperware Brands Corp.	3,652,135

	Industrial — 2.3%
72,154	Crane Co.	3,463,392
40,134	Gardner Denver, Inc.	2,993,996

		6,457,388

	Insurance — 8.0%
210,103	American Equity Investment Life Holding Co.	2,422,488
99,788	Amtrust Financial Services, Inc.	2,587,503
111,412	Centene Corp.[1]	5,035,822
172,162	Metropolitan Health Networks, Inc.[1]	1,380,739
86,410	Molina Healthcare, Inc.[1,2]	2,645,010
56,803	ProAssurance Corp.	4,636,829
158,565	Protective Life Corp.	3,965,711

		22,674,102

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Medical Supplies — 3.4%
85,533	Cyberonics, Inc.[1,2]	$2,779,823
148,695	Hanger Orthopedic Group, Inc.[1]	2,912,935
84,436	ICU Medical, Inc.[1,2]	3,923,741

		9,616,499

	Metals & Mining — 2.3%
69,084	General Cable Corp.[1]	2,131,932
151,546	Horsehead Holding Corp.[1,2]	1,648,820
115,798	Titan International, Inc.	2,795,364

		6,576,116

	Oil & Gas — 6.5%
68,427	Atwood Oceanics, Inc.[1]	3,146,273
73,251	Berry Petroleum Co. — Class A	3,297,028
123,913	Gulfport Energy Corp.[1,2]	4,073,020
48,688	Oil States International, Inc.[1]	3,879,947
139,922	Stone Energy Corp.[1]	3,924,812

		18,321,080

	Pharmaceuticals — 1.4%
62,285	Alere, Inc.[1]	1,504,183
72,812	Momenta Pharmaceuticals, Inc.[1,2]	1,142,420
38,380	Par Pharmaceutical Cos., Inc.[1]	1,385,902

		4,032,505

	Real Estate Investment Trusts — 4.6%
325,024	Ashford Hospitality Trust, Inc.	2,928,466
333,797	Brandywine Realty Trust	3,551,600
137,510	DuPont Fabros Technology, Inc.	3,506,505
253,747	Ramco-Gershenson Properties	2,935,853

		12,922,424

	Restaurants — 2.5%
52,196	Buffalo Wild Wings, Inc.[1,2]	3,474,166
228,307	Texas Roadhouse, Inc.	3,461,134

		6,935,300

	Retailers — 1.5%
85,313	Perry Ellis International, Inc.[1]	1,325,764
144,089	Sally Beauty Holdings, Inc.[1]	2,971,115

		4,296,879

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Technology — 1.1%
61,847	MICROS Systems, Inc.[1]	$3,074,414

	Telecommunications — 3.4%
133,562	GeoEye, Inc.[1,2]	2,926,343
87,288	j2 Global, Inc.	2,353,284
269,757	MasTec, Inc.[1,2]	4,394,342

		9,673,969

	Telephone Systems — 1.3%
318,664	Brightpoint, Inc.[1,2]	3,734,742

	Transportation — 1.6%
69,304	Polaris Industries, Inc.	4,463,178

	Water Companies — 1.0%
79,392	American States Water Co.	2,871,609

	TOTAL COMMON STOCKS (Cost $240,494,170)	274,490,201

Face
Amount

REPURCHASE AGREEMENT* — 4.0%
$11,392,494	With State Street Bank and Trust Co., dated 1/31/12, 0.01%, principal and interest in the amount of $11,392,497, due 2/1/12, (collateralized by a FNMA security with a par value of $10,933,214, coupon rate of 3.500%, due 5/25/41, market value of $11,620,661)	11,392,494

	TOTAL REPURCHASE AGREEMENT (Cost $11,392,494)	11,392,494

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 9.0%
25,368,594	State Street Navigator Securities Lending Prime Portfolio	25,368,594

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $25,368,594)	25,368,594

TOTAL INVESTMENTS (Cost $277,255,258)[3]	110.4%	$311,251,289
LIABILITIES IN EXCESS OF OTHER ASSETS	(10.4)	(29,436,833)

NET ASSETS	100.0%	$281,814,456

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2012 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $279,441,845.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.4%

	Aerospace & Defense — 2.8%
23,025	General Dynamics Corp.	$1,592,409
19,145	L-3 Communications Holdings, Inc.	1,354,317

		2,946,726

	Apparel Retailers — 2.4%
56,115	Kohl’s Corp.	2,580,729

	Banking — 4.3%
52,765	Capital One Financial Corp.	2,413,999
37,110	PNC Financial Services Group, Inc.	2,186,521

		4,600,520

	Beverages, Food & Tobacco — 3.2%
88,130	Archer-Daniels-Midland Co.	2,523,162
12,900	Coca-Cola Co. (The)	871,137

		3,394,299

	Building Materials — 1.1%
42,665	Lowe’s Cos., Inc.	1,144,702

	Commercial Services — 4.8%
62,295	Jacobs Engineering Group, Inc.[1,2]	2,788,324
120,545	Western Union Co. (The)	2,302,410

		5,090,734

	Computers & Information — 5.4%
25,195	3M Co.	2,184,658
80,585	Dell, Inc.[1]	1,388,480
58,810	Western Digital Corp.[1]	2,137,743

		5,710,881

	Consumer Services — 1.0%
27,680	Disney (Walt) Co.	1,076,752

	Electric Utilities — 8.6%
49,480	American Electric Power Co., Inc.	1,957,429
24,885	Entergy Corp.	1,726,521
34,205	PG&E Corp.	1,390,775
62,410	PPL Corp.	1,734,374
40,260	Sempra Energy	2,290,794

		9,099,893

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy — 3.9%
49,325	Exxon Mobil Corp.	$4,130,476

	Entertainment & Leisure — 2.0%
56,135	Time Warner, Inc.	2,080,363

	Financial Services — 4.7%
45,050	Ameriprise Financial, Inc.	2,412,428
14,140	BlackRock, Inc.	2,573,480

		4,985,908

	Food Retailers — 1.0%
43,045	Kroger Co. (The)	1,022,749

	Health Care — 3.1%
52,090	WellPoint, Inc.	3,350,429

	Insurance — 20.8%
18,700	Chubb Corp. (The)	1,260,567
18,545	Everest Re Group, Ltd.	1,583,743
120,985	Lincoln National Corp.	2,606,017
24,425	PartnerRe, Ltd.	1,597,884
89,475	Principal Financial Group, Inc.	2,443,562
76,784	Torchmark Corp.	3,506,725
61,275	Travelers Cos., Inc. (The)	3,572,332
86,435	UnitedHealth Group, Inc.	4,476,469
46,775	Unum Group	1,067,873

		22,115,172

	Medical Supplies — 6.7%
57,410	Agilent Technologies, Inc.[1]	2,438,203
49,280	Covidien PLC	2,537,920
35,355	Zimmer Holdings, Inc.[1]	2,147,816

		7,123,939

	Metals & Mining — 2.1%
82,860	Corning, Inc.	1,066,408
26,200	Nucor Corp.	1,165,638

		2,232,046

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Oil & Gas — 7.2%
45,080	Baker Hughes, Inc.	$2,214,780
44,380	Murphy Oil Corp.	2,645,048
74,075	Nabors Industries, Ltd.[1,2]	1,379,277
59,465	Valero Energy Corp.	1,426,565

		7,665,670

	Pharmaceuticals — 2.2%
111,015	Mylan, Inc.[1]	2,303,561

	Retailers — 6.8%
54,060	CVS Caremark Corp.	2,257,005
107,955	Staples, Inc.	1,579,382
54,745	Wal-Mart Stores, Inc.	3,359,153

		7,195,540

	Software — 5.3%
36,330	Adobe Systems, Inc.[1]	1,124,414
89,445	Microsoft Corp.	2,641,311
111,475	Symantec Corp.[1]	1,916,255

		5,681,980

	TOTAL COMMON STOCKS (Cost $96,470,933)	105,533,069

Face
Amount

REPURCHASE AGREEMENT* — 0.5%
$569,921	With State Street Bank and Trust Co., dated 1/31/12, 0.01%, principal and interest in the amount of $569,921 due 2/1/12 (collateralized by a FNMA security with a par value of $549,048 coupon rate of 3.500% due 5/25/41, market value of $583,570)	569,921

	TOTAL REPURCHASE AGREEMENT (Cost $569,921)	569,921

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2012 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.0%
4,257,421	State Street Navigator Securities Lending Prime Portfolio	$4,257,421

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,257,421)	4,257,421

TOTAL INVESTMENTS (Cost $101,298,275)[3]	103.9%	$110,360,411
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.9)	(4,167,063)

NET ASSETS	100.0%	$106,193,348

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $101,950,716.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.3%

	Aerospace & Defense — 1.0%
14,973	Orbital Sciences Corp.[1]	$216,959

	Biotechnology — 1.3%
29,000	Rigel Pharmaceuticals, Inc.[1,2]	283,330

	Chemicals — 1.1%
16,741	PolyOne Corp.	241,405

	Commercial Banks — 2.0%
26,758	National Penn Bancshares, Inc.	232,527
10,023	PacWest Bancorp	213,189

		445,716

	Commercial Services & Supplies — 2.3%
7,487	Deluxe Corp.	191,442
12,804	Kforce, Inc.[1]	159,282
6,844	Tetra Tech, Inc.[1,2]	158,302

		509,026

	Communications Equipment — 0.8%
10,723	MasTec, Inc.[1,2]	174,678

	Construction & Engineering — 0.4%
5,500	Primoris Services Corp.	87,505

	Consumer Finance — 4.9%
4,709	Cash America International, Inc.	206,537
8,394	Ezcorp, Inc. — Class A1,2	225,127
5,385	First Cash Financial Services, Inc.[1]	216,746
26,040	Netspend Holdings, Inc.[1,2]	227,329
3,065	World Acceptance Corp.[1,2]	195,302

		1,071,041

	Diversified Consumer Services — 1.0%
5,415	Capella Education Co.[1]	229,217

	Diversified Telecommunication Services — 0.8%
14,157	Neutral Tandem, Inc.[1]	173,990

	Electric Utilities — 1.1%
7,187	El Paso Electric Co.	250,108

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electrical Equipment — 1.0%
5,628	Belden, Inc.	$220,674

	Electronic Equipment, Instruments & Components — 3.4%
1,610	Anixter International, Inc.[1]	105,471
26,984	Brightpoint, Inc.[1,2]	316,253
7,675	Cognex Corp.	318,896

		740,620

	Energy Equipment & Services — 0.7%
8,049	Basic Energy Services, Inc.[1,2]	144,962

	Food & Staples Retailing — 0.4%
2,190	Andersons (The), Inc.	88,804

	Food Products — 0.9%
5,217	Hain Celestial Group, Inc.[1,2]	201,324

	Gas Utilities — 1.0%
6,969	Piedmont Natural Gas Co., Inc.	229,419

	Health Care Equipment & Supplies — 5.7%
14,001	ABIOMED, Inc.[1,2]	259,159
9,309	Align Technology, Inc.[1,2]	219,320
3,872	Analogic Corp.	219,659
6,199	Arthrocare Corp.[1,2]	191,611
11,551	SurModics, Inc.[1,2]	166,565
7,493	Synovis Life Technologies, Inc.[1,2]	209,579

		1,265,893

	Health Care Providers & Services — 4.0%
31,005	AMN Healthcare Services, Inc.[1,2]	157,816
4,426	Magellan Health Services, Inc.[1]	216,077
9,008	PSS World Medical, Inc.[1,2]	218,624
4,967	WellCare Health Plans, Inc.[1]	296,828

		889,345

	Health Care Technology — 1.1%
15,233	Omnicell, Inc.[1,2]	235,807

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Hotels, Restaurants & Leisure — 3.8%
6,618	Cheesecake Factory, Inc. (The)[1]	$195,760
24,727	Krispy Kreme Doughnuts, Inc.[1,2]	181,249
5,213	Papa John’s International, Inc.[1,2]	201,952
22,424	Scientific Games Corp. — Class A1	250,925

		829,886

	Insurance — 0.9%
2,560	ProAssurance Corp.	208,973

	Internet Software & Services — 5.2%
7,461	Ancestry.com, Inc.[1,2]	220,846
8,364	Dice Holdings, Inc.[1,2]	79,207
21,864	IntraLinks Holdings, Inc.[1]	149,768
8,102	j2 Global, Inc.	218,430
22,530	Perficient, Inc.[1]	250,759
12,636	Valueclick, Inc.[1,2]	220,372

		1,139,382

	IT Services — 3.8%
3,572	CACI International, Inc. — Class A1,2	209,641
11,027	Heartland Payment Systems, Inc.	264,648
4,900	Mantech International Corp.	172,235
11,370	TeleTech Holdings, Inc.[1]	192,835

		839,359

	Leisure Equipment & Products — 2.2%
11,420	Brunswick Corp.	243,703
5,996	Sturm Ruger & Co., Inc.	237,741

		481,444

	Life, Sciences Tools & Services — 1.0%
10,936	Luminex Corp.[1,2]	215,439

	Machinery — 3.0%
7,846	Barnes Group, Inc.	198,426
9,658	Titan International, Inc.	233,144
5,824	Watts Water Technologies, Inc.	224,515

		656,085

	Media — 0.8%
9,177	Cinemark Holdings, Inc.	180,970

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Metals & Mining — 0.8%
16,658	Noranda Aluminum Holding Corp.	$174,742

	Oil, Gas & Consumable Fuels — 2.5%
5,265	CVR Energy, Inc.[1]	131,309
7,106	Stone Energy Corp.[1,2]	199,323
5,646	W&T Offshore, Inc.	122,010
5,575	Western Refining, Inc.	92,155

		544,797

	Paper & Forest Products — 1.9%
6,639	Buckeye Technologies, Inc.	222,606
10,821	KapStone Paper and Packaging Corp.[1,2]	188,934

		411,540

	Personal Products — 0.7%
3,132	Nu Skin Enterprises, Inc. — Class A	156,443

	Pharmaceuticals — 4.4%
8,035	Impax Laboratories, Inc.[1]	151,620
15,070	Medicines Co. (The)[1]	303,208
6,295	Par Pharmaceutical Cos., Inc.[1,2]	227,313
9,300	Viropharma, Inc.[1,2]	277,047

		959,188

	Real Estate Investment Trusts — 6.3%
12,863	CBL & Associates Properties, Inc.	223,430
5,243	EastGroup Properties, Inc.	249,042
5,299	Entertainment Properties Trust	235,647
4,144	Home Properties, Inc.	246,900
8,076	LaSalle Hotel Properties	218,456
4,800	Sovran Self Storage, Inc.	223,296

		1,396,771

	Road & Rail — 1.0%
2,932	Dollar Thrifty Automotive Group[1]	215,942

	Semiconductors & Semiconductor Equipment — 10.0%
11,352	ATMI, Inc.[1]	265,410
29,847	Entegris, Inc.[1,2]	285,934
7,815	FEI Co.[1,2]	344,329
25,153	GT Advanced Technologies, Inc.[1,2]	216,819
35,919	Integrated Device Technology, Inc.[1]	227,726
14,948	IXYS Corp.[1,2]	205,086

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)

6,932	MKS Instruments, Inc.	$209,000
16,170	Omnivision Technologies, Inc.[1]	215,223
23,135	Rudolph Technologies, Inc.[1,2]	236,671

		2,206,198

	Software — 5.6%
6,064	Fair Isaac Corp.	219,759
6,394	Jack Henry & Associates, Inc.	218,675
8,379	Parametric Technology Corp.[1]	210,900
6,366	SolarWinds, Inc.[1,2]	201,229
49,023	TeleCommunication Systems, Inc. — Class A1,2	114,714
31,065	VASCO Data Security International, Inc.[1,2]	261,878

		1,227,155

	Specialty Retail — 4.2%
7,812	ANN, Inc.[1,2]	189,519
10,897	Express, Inc.[1]	235,811
12,323	Finish Line, Inc. (The) — Class A	260,631
14,734	Pier 1 Imports, Inc.[1]	229,114

		915,075

	Textiles, Apparel & Luxury Goods — 2.2%
10,798	Iconix Brand Group, Inc.[1,2]	198,791
4,328	Steven Madden, Ltd.[1]	178,054
1,854	Warnaco Group (The), Inc.[1,2]	107,996

		484,841

	Thrifts & Mortgage Finance — 1.0%
16,675	Oritani Financial Corp.	216,275

	Trading Companies & Distributors — 2.0%
5,328	Applied Industrial Techologies, Inc.	205,554
10,613	Beacon Roofing Supply, Inc.[1,2]	242,613

		448,167

	Water and Sewer — 1.1%
6,764	American States Water Co.	244,654

	TOTAL COMMON STOCKS (Cost $18,928,414)	21,853,149

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2012 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 1.4%
$302,285	With State Street Bank and Trust Co., dated 1/31/12, 0.01%, principal and interest in the amount of $302,285, due 2/1/12, (collateralized by a FNMA security with a par value of $291,234, coupon rate of 3.500%, due 5/24/41, market value of $309,546)	$302,285

	TOTAL REPURCHASE AGREEMENT (Cost $302,285)	302,285

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 24.7%
5,436,100	State Street Navigator Securities Lending Prime Portfolio	5,436,100

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,436,100)	5,436,100

TOTAL INVESTMENTS (Cost $24,666,799)[3]	125.4%	$27,591,534
LIABILITIES IN EXCESS OF OTHER ASSETS	(25.4)	(5,597,405)

NET ASSETS	100.0%	$21,994,129

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $24,720,058.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%

	Aerospace & Defense — 3.0%
8,368	General Dynamics Corp.	$578,731
9,662	Honeywell International, Inc.	560,782
16,197	Northrop Grumman Corp.	940,236
18,411	Raytheon Co.	883,544

		2,963,293

	Auto Components — 0.9%
25,194	TRW Automotive Holdings Corp.[1,2]	945,279

	Beverages — 1.9%
23,204	Dr Pepper Snapple Group, Inc.	900,779
23,282	Molson Coors Brewing Co. — Class B	998,565

		1,899,344

	Biotechnology — 3.0%
17,802	Amgen, Inc.	1,208,934
5,722	Biogen Idec, Inc.[1]	674,738
23,231	Gilead Sciences, Inc.[1,2]	1,134,602

		3,018,274

	Capital Markets — 0.9%
22,479	State Street Corp.	880,727

	Chemicals — 2.4%
4,867	CF Industries Holdings, Inc.	863,308
31,674	Eastman Chemical Co.	1,593,836

		2,457,144

	Commercial Banks — 3.6%
18,650	BB&T Corp.	507,093
17,878	BOK Financial Corp.	995,805
82,742	Fifth Third Bancorp	1,076,473
36,013	Wells Fargo & Co.	1,051,940

		3,631,311

	Computers & Peripherals — 4.1%
3,507	Apple, Inc.[1]	1,600,875
61,208	Dell, Inc.[1]	1,054,614
56,368	EMC Corp.[1]	1,452,040

		4,107,529

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Construction & Engineering — 2.7%
18,805	Chicago Bridge & Iron Co. NV	$800,717
16,826	Fluor Corp.	946,294
28,335	KBR, Inc.	910,687

		2,657,698

	Consumer Finance — 2.4%
10,935	American Express Co.	548,281
19,718	Capital One Financial Corp.	902,099
35,747	Discover Financial Services	971,603

		2,421,983

	Diversified Consumer Services — 1.0%
19,629	Apollo Group, Inc. — Class A1,2	1,028,756

	Diversified Financial Services — 2.0%
27,166	Moody’s Corp.	1,011,390
39,793	Nasdaq Stock Market, Inc. (The)[1]	986,071

		1,997,461

	Diversified Telecommunication Services — 1.0%
32,556	AT&T, Inc.	957,472

	Electric Utilities — 0.9%
22,533	Exelon Corp.	896,363

	Energy Equipment & Services — 4.1%
19,339	Cameron International Corp.[1,2]	1,028,835
60,750	Nabors Industries, Ltd.[1,2]	1,131,165
17,951	National Oilwell Varco, Inc.	1,328,015
34,229	Weatherford International, Ltd.[1]	572,993

		4,061,008

	Food & Staples Retailing — 0.6%
15,688	CVS Caremark Corp.	654,974

	Food Products — 2.2%
35,405	ConAgra Foods, Inc.	944,252
42,236	Hormel Foods Corp.	1,215,552

		2,159,804

	Health Care Providers & Services — 4.0%
23,069	Aetna, Inc.	1,008,115
24,076	AmerisourceBergen Corp.	938,242

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)

11,812	Cardinal Health, Inc.	$508,270
23,996	CIGNA Corp.	1,075,741
9,847	UnitedHealth Group, Inc.	509,976

		4,040,344

	Hotels, Restaurants & Leisure — 1.3%
32,536	Wyndham Worldwide Corp.	1,293,631

	Industrial Conglomerates — 0.6%
10,918	Tyco International, Ltd.	556,272

	Insurance — 4.9%
20,432	Aflac, Inc.	985,435
25,643	American Financial Group, Inc.	940,329
47,919	Lincoln National Corp.	1,032,175
48,028	Progressive Corp. (The)	974,008
41,011	Unum Group	936,281

		4,868,228

	Internet Software & Services — 2.0%
37,040	eBay, Inc.[1]	1,170,464
57,295	Yahoo!, Inc.[1]	886,354

		2,056,818

	IT Services — 5.7%
19,178	Accenture PLC — Class A	1,099,667
30,400	Amdocs, Ltd.[1]	894,976
13,750	Cognizant Technology Solutions Corp. — Class A1	986,563
33,175	Genpact, Ltd.[1]	485,350
20,387	Global Payments, Inc.	1,019,758
59,326	Total System Services, Inc.	1,271,949

		5,758,263

	Life, Sciences Tools & Services — 0.5%
10,125	Thermo Fisher Scientific, Inc.[1]	535,613

	Machinery — 3.8%
22,944	AGCO Corp.[1,2]	1,168,538
20,618	Eaton Corp.	1,010,901
12,370	Illinois Tool Works, Inc.	655,981
19,846	Timken Co. (The)	969,080

		3,804,500

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 3.5%
44,411	Comcast Corp. — Class A	$1,180,888
54,338	News Corp. — Class A	1,023,185
10,906	Scripps Networks Interactive, Inc. — Class A	472,884
16,667	Viacom, Inc. — Class B	784,016

		3,460,973

	Multi-Utilities — 3.6%
34,904	Ameren Corp.	1,104,363
22,873	PG&E Corp.	930,016
17,949	Public Service Enterprise Group, Inc.	544,573
17,269	Sempra Energy	982,606

		3,561,558

	Office Electronics — 0.9%
116,063	Xerox Corp.	899,488

	Oil, Gas & Consumable Fuels — 6.9%
9,212	Chevron Corp.	949,573
17,278	ConocoPhillips	1,178,532
12,777	Exxon Mobil Corp.	1,069,946
24,417	HollyFrontier Corp.	716,395
32,234	Marathon Oil Corp.	1,011,825
19,828	Marathon Petroleum Corp.	757,826
49,210	Valero Energy Corp.	1,180,548

		6,864,645

	Paper & Forest Products — 1.4%
8,963	Domtar Corp.	774,224
19,859	International Paper Co.	618,409

		1,392,633

	Personal Products — 1.9%
17,910	Herbalife, Ltd.	1,036,631
16,505	Nu Skin Enterprises, Inc. — Class A	824,425

		1,861,056

	Pharmaceuticals — 4.5%
25,248	Eli Lilly & Co.	1,003,355
37,824	Endo Pharmaceuticals Holdings, Inc.[1]	1,405,918
33,806	Forest Laboratories, Inc.[1]	1,074,355
45,834	Pfizer, Inc.	980,848

		4,464,476

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Real Estate Investment Trusts — 3.0%
39,501	Hospitality Properties Trust	$957,109
59,300	Kimco Realty Corp.	1,082,225
21,908	Rayonier, Inc.	1,001,853

		3,041,187

	Road & Rail — 1.5%
22,358	CSX Corp.	504,173
6,290	Norfolk Southern Corp.	454,138
10,512	Ryder System, Inc.	591,615

		1,549,926

	Semiconductors & Semiconductor Equipment — 4.2%
46,442	Intel Corp.	1,226,998
19,488	KLA-Tencor Corp.	996,421
66,497	Marvell Technology Group, Ltd.[1]	1,032,698
36,808	Maxim Integrated Products, Inc.	987,927

		4,244,044

	Software — 3.7%
76,314	Activision Blizzard, Inc.	941,715
16,826	Autodesk, Inc.[1]	605,736
42,742	CA, Inc.	1,101,888
60,178	Symantec Corp.[1]	1,034,460

		3,683,799

	Specialty Retail — 2.6%
5,412	Bed Bath & Beyond, Inc.[1,2]	328,508
14,748	PetSmart, Inc.	784,889
28,644	Ross Stores, Inc.	1,455,688

		2,569,085

	Tobacco — 1.1%
15,055	Philip Morris International, Inc.	1,125,662

	Wireless Telecommunication Services — 1.2%
44,912	Telephone & Data Systems, Inc.	1,181,186

	TOTAL COMMON STOCKS (Cost $80,886,717)	99,551,807

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2012 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.8%
$832,187	With State Street Bank and Trust Co., dated 1/31/12, 0.01%, principal and interest in the amount of $832,187, due 2/1/12 (collateralized by a FNMA security with a par value of $802,087, coupon rate of 3.500%, due 5/25/41, market value of $852,520)	$832,187

	TOTAL REPURCHASE AGREEMENT (Cost $832,187)	832,187

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.9%
5,853,313	State Street Navigator Securities Lending Prime Portfolio	5,853,313

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,853,313)	5,853,313

TOTAL INVESTMENTS (Cost $87,572,217)[3]	106.2%	$106,237,307
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.2)	(6,177,433)

NET ASSETS	100.0%	$100,059,874

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $87,572,217.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.4%

	Aerospace & Defense — 4.0%
24,213	Honeywell International, Inc.	$1,405,323
8,532	Lockheed Martin Corp.	702,354
9,946	United Technologies Corp.	779,269

		2,886,946

	Beverages — 2.0%
53,425	Coca-Cola Enterprises, Inc.	1,431,256

	Biotechnology — 1.9%
2,900	Biogen Idec, Inc.[1]	341,968
20,716	Gilead Sciences, Inc.[1]	1,011,769

		1,353,737

	Capital Markets — 2.0%
52,887	Waddell & Reed Financial, Inc. — Class A	1,451,748

	Chemicals — 3.4%
6,437	CF Industries Holdings, Inc.	1,141,795
14,837	PPG Industries, Inc.	1,329,099

		2,470,894

	Communications Equipment — 2.2%
77,991	Polycom, Inc.[1]	1,555,920

	Computers & Peripherals — 6.0%
3,746	Apple, Inc.[1]	1,709,974
61,263	EMC Corp.[1]	1,578,135
54,672	NCR Corp.[1]	1,024,007

		4,312,116

	Construction & Engineering — 3.1%
33,783	Chicago Bridge & Iron Co. NV	1,438,480
14,330	Fluor Corp.	805,919

		2,244,399

	Diversified Consumer Services — 1.0%
13,911	Apollo Group, Inc. — Class A1	729,076

	Diversified Financial Services — 1.9%
36,888	Moody’s Corp.	1,373,340

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electronic Equipment, Instruments & Components — 0.6%
10,900	Dolby Laboratories, Inc. — Class A1	$396,433

	Energy Equipment & Services — 4.5%
19,383	Cameron International Corp.[1]	1,031,175
7,742	Diamond Offshore Drilling, Inc.	482,327
27,684	Helmerich & Payne, Inc.	1,708,380

		3,221,882

	Food & Staples Retailing — 1.9%
22,279	Wal-Mart Stores, Inc.	1,367,039

	Food Products — 1.9%
48,619	Hormel Foods Corp.	1,399,255

	Health Care Equipment & Supplies — 2.2%
20,106	St Jude Medical, Inc.	838,621
11,336	Varian Medical Systems, Inc.[1]	746,703

		1,585,324

	Health Care Providers & Services — 3.2%
10,896	AmerisourceBergen Corp.	424,617
19,378	Cardinal Health, Inc.	833,835
12,695	McKesson Corp.	1,037,436

		2,295,888

	Hotels, Restaurants & Leisure — 3.0%
45,343	Brinker International, Inc.	1,172,117
19,672	International Game Technology	313,375
20,720	Marriott International, Inc. — Class A	713,804

		2,199,296

	Internet Software & Services — 3.7%
43,957	Akamai Technologies, Inc.[1]	1,417,613
40,745	eBay, Inc.[1]	1,287,542

		2,705,155

	IT Services — 3.9%
26,035	Accenture PLC — Class A	1,492,847
18,671	Cognizant Technology Solutions Corp. — Class A1	1,339,644

		2,832,491

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Life, Sciences Tools & Services — 0.5%
9,240	Agilent Technologies, Inc.[1]	$392,423

	Machinery — 4.7%
13,600	Cummins, Inc.	1,414,400
11,434	Dover Corp.	725,030
25,206	Timken Co. (The)	1,230,809

		3,370,239

	Media — 3.3%
14,275	Comcast Corp. — Class A	379,572
101,987	Interpublic Group of Cos., Inc. (The)	1,053,526
21,020	Viacom, Inc. — Class B	988,781

		2,421,879

	Metals & Mining — 1.5%
15,270	Cliffs Natural Resources, Inc.	1,103,257

	Multi-line Retail — 0.8%
6,811	Dollar Tree, Inc.[1]	577,641

	Oil, Gas & Consumable Fuels — 5.8%
58,725	Alpha Natural Resources, Inc.[1]	1,181,547
16,855	Exxon Mobil Corp.	1,411,438
55,845	HollyFrontier Corp.	1,638,492

		4,231,477

	Personal Products — 1.5%
19,320	Herbalife, Ltd.	1,118,242

	Pharmaceuticals — 4.1%
36,675	Eli Lilly & Co.	1,457,465
30,161	Endo Pharmaceuticals Holdings, Inc.[1]	1,121,084
7,098	Watson Pharmaceuticals, Inc.[1]	416,156

		2,994,705

	Real Estate Investment Trusts — 2.5%
14,935	Apartment Investment & Management Co. — Class A	366,803
31,445	Rayonier, Inc.	1,437,980

		1,804,783

	Road & Rail — 1.3%
42,215	CSX Corp.	951,948

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — 4.4%
88,510	NVIDIA Corp.[1]	$1,307,292
85,403	Skyworks Solutions, Inc.[1]	1,842,997

		3,150,289

	Software — 10.8%
45,584	Autodesk, Inc.[1]	1,641,024
31,763	Informatica Corp.[1]	1,343,575
50,154	Microsoft Corp.	1,481,047
31,951	Red Hat, Inc.[1]	1,481,568
81,267	Symantec Corp.[1]	1,396,980
18,241	TIBCO Software, Inc.[1]	475,543

		7,819,737

	Specialty Retail — 3.1%
25,140	PetSmart, Inc.	1,337,951
8,424	Ross Stores, Inc.	428,107
6,671	TJX Cos., Inc. (The)	454,562

		2,220,620

	Textiles, Apparel & Luxury Goods — 0.6%
6,341	Coach, Inc.	444,187

	Tobacco — 2.1%
20,077	Philip Morris International, Inc.	1,501,157

	TOTAL COMMON STOCKS (Cost $60,985,810)	71,914,779

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2012 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.5%
$390,551	With State Street Bank and Trust Co., dated 1/31/12, 0.01%, principal and interest in the amount of $390,551, due 2/1/12, (collateralized by a FNMA security with a par value of $377,172, coupon rate of 3.500%, due 5/25/41, market value of $400,887)	$390,551

	TOTAL REPURCHASE AGREEMENT (Cost $390,551)	390,551

TOTAL INVESTMENTS (Cost $61,376,361)[2]	99.9%	$72,305,330
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	78,164

NET ASSETS	100.0%	$72,383,494

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $61,380,454.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 95.6%

	Aerospace & Defense — 2.6%
1,560	General Dynamics Corp.	$107,889
2,000	L-3 Communications Holdings, Inc.[1]	141,480
3,120	Raytheon Co.[1]	149,729

		399,098

	Airlines — 0.8%
13,300	Southwest Airlines Co.[1]	127,414

	Auto Components — 1.0%
4,240	TRW Automotive Holdings Corp.[1,2]	159,085

	Automobiles — 0.9%
4,420	Thor Industries, Inc.[1]	135,517

	Beverages — 0.5%
3,860	Constellation Brands, Inc.[1,2]	80,674

	Biotechnology — 1.0%
6,500	Myriad Genetics, Inc.[2]	153,790

	Capital Markets — 1.4%
5,000	Ares Capital Corp.	79,250
7,660	SEI Investments Co.	140,714

		219,964

	Chemicals — 5.9%
2,540	Ashland, Inc.	160,172
500	CF Industries Holdings, Inc.[1]	88,690
2,660	Cytec Industries, Inc.	132,628
3,180	Eastman Chemical Co.	160,018
4,800	Innospec, Inc.[2]	155,376
1,140	Minerals Technologies, Inc.[1]	72,333
1,700	PPG Industries, Inc.	152,286

		921,503

	Commercial Banks — 3.9%
5,560	FNB Corp.[1]	65,163
4,820	Investors Bancorp, Inc.[1,2]	71,143
18,920	KeyCorp	147,009
4,980	PacWest Bancorp[1]	105,925
6,580	Trustmark Corp.[1]	155,091
5,220	Umpqua Holdings Corp.[1]	63,527

		607,858

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 2.4%
4,180	Corrections Corp. of America[2]	$98,355
5,017	R.R. Donnelley & Sons Co.[1]	56,993
10,160	Steelcase, Inc. — Class A1	88,494
7,720	Sykes Enterprises, Inc.[1,2]	135,332

		379,174

	Communications Equipment — 1.0%
7,600	Dycom Industries, Inc.[2]	162,412

	Computers & Peripherals — 2.3%
460	Apple, Inc.[2]	209,981
8,800	Dell, Inc.[2]	151,624

		361,605

	Construction & Engineering — 1.5%
4,060	KBR, Inc.	130,488
2,340	URS Corp.[2]	96,291

		226,779

	Consumer Finance — 3.0%
17,020	Advance America Cash Advance Centers, Inc.[1]	133,947
2,720	Capital One Financial Corp.	124,440
1,680	Cash America International, Inc.[1]	73,685
5,110	Ezcorp, Inc. — Class A1,2	137,050

		469,122

	Diversified Consumer Services — 0.9%
13,320	Service Corp. International[1]	147,852

	Diversified Financial Services — 0.8%
5,020	CBOE Holdings, Inc.[1]	128,462

	Diversified Telecommunication Services — 0.9%
4,640	AT&T, Inc.	136,462

	Electric Utilities — 1.4%
3,460	El Paso Electric Co.[1]	120,408
2,480	Exelon Corp.	98,654

		219,062

	Electrical Equipment — 1.1%
4,580	Belden, Inc.	179,582

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electronic Equipment, Instruments & Components — 5.5%
5,120	Avnet, Inc.[2]	$178,534
12,020	AVX Corp.	158,183
4,260	Cognex Corp.[1]	177,003
7,200	Jabil Circuit, Inc.[1]	163,152
5,020	SYNNEX Corp.[1,2]	181,624

		858,496

	Energy Equipment & Services — 2.5%
3,020	Baker Hughes, Inc.	148,373
3,020	Halliburton Co.[1]	111,076
1,880	National Oilwell Varco, Inc.	139,082

		398,531

	Food & Staples Retailing — 1.9%
820	Costco Wholesale Corp.	67,461
1,920	CVS Caremark Corp.	80,160
6,880	Safeway, Inc.[1]	151,223

		298,844

	Food Products — 2.3%
4,700	Campbell Soup Co.[1]	148,990
3,500	Darling International, Inc.[1,2]	53,480
1,840	Hormel Foods Corp.[1]	52,955
5,440	Tyson Foods, Inc. — Class A	101,402

		356,827

	Health Care Equipment & Supplies — 0.9%
2,380	Zimmer Holdings, Inc.[2]	144,585

	Health Care Providers & Services — 2.9%
3,535	Aetna, Inc.	154,480
2,740	Cardinal Health, Inc.	117,902
2,240	CIGNA Corp.	100,419
2,500	Coventry Health Care, Inc.[2]	75,175

		447,976

	Health Care Technology — 0.4%
4,400	Omnicell, Inc.[2]	68,112

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Hotels, Restaurants & Leisure — 2.1%
4,440	Brinker International, Inc.[1]	$114,774
2,380	Starbucks Corp.	114,074
2,620	Wyndham Worldwide Corp.[1]	104,171

		333,019

	Insurance — 3.1%
2,660	Aflac, Inc.[1]	128,292
3,060	Primerica, Inc.	74,970
3,500	Torchmark Corp.[1]	159,845
5,010	Unum Group	114,378

		477,485

	Internet & Catalog Retail — 0.4%
3,620	Liberty Media Corp. — Interactive Series A2	61,974

	Internet Software & Services — 1.0%
26,660	United Online, Inc.[1]	151,429

	IT Services — 4.3%
2,500	Accenture PLC — Class A1	143,350
4,180	Computer Sciences Corp.[1]	107,969
9,320	Genpact, Ltd.[2]	136,352
1,080	Mantech International Corp.[1]	37,962
5,340	TeleTech Holdings, Inc.[2]	90,566
1,560	Visa, Inc. — Class A	156,999

		673,198

	Life, Sciences Tools & Services — 1.3%
3,880	Thermo Fisher Scientific, Inc.[2]	205,252

	Machinery — 2.6%
3,020	AGCO Corp.[1,2]	153,808
1,380	Cummins, Inc.[1]	143,520
2,220	Timken Co. (The)	108,403

		405,731

	Media — 3.5%
6,360	CBS Corp. — Class B	181,133
4,400	Comcast Corp. — Class A	116,996
2,240	DIRECTV — Class A2	100,822
7,700	News Corp. — Class A	144,991

		543,942

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 1.5%
1,678	Dollar Tree, Inc.[1,2]	$142,311
2,920	Macy’s, Inc.	98,375

		240,686

	Multi-Utilities — 1.2%
3,600	NorthWestern Corp.[1]	126,504
1,920	Public Service Enterprise Group, Inc.	58,253

		184,757

	Oil, Gas & Consumable Fuels — 5.4%
1,560	Chevron Corp.	160,805
2,040	ConocoPhillips	139,149
7,340	Denbury Resources, Inc.[2]	138,432
1,720	Devon Energy Corp.	109,753
21,000	Vaalco Energy, Inc.[1,2]	130,620
7,100	Valero Energy Corp.	170,329

		849,088

	Paper & Forest Products — 2.3%
1,100	Domtar Corp.	95,018
3,417	International Paper Co.[1]	106,405
5,200	MeadWestvaco Corp.[1]	153,088

		354,511

	Personal Products — 0.4%
1,300	Nu Skin Enterprises, Inc. — Class A1	64,935

	Pharmaceuticals — 0.9%
4,290	Forest Laboratories, Inc.[2]	136,336

	Real Estate Investment Trusts — 5.3%
4,300	Apartment Investment & Management Co. — Class A	105,608
14,160	Brandywine Realty Trust[1]	150,662
8,480	CBL & Associates Properties, Inc.[1]	147,298
3,760	Colonial Properties Trust[1]	80,389
7,120	CubeSmart	81,026
11,480	Duke Realty Corp.[1]	153,717
4,880	Hospitality Properties Trust[1]	118,242

		836,942

	Road & Rail — 0.7%
6,000	Arkansas Best Corp.[1]	108,720

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — 3.9%
14,460	Entropic Communications, Inc.[2]	$84,446
6,660	Intel Corp.	175,957
11,120	NVIDIA Corp.[1,2]	164,243
28,960	PMC — Sierra, Inc.[2]	188,240

		612,886

	Software — 4.5%
19,560	Activision Blizzard, Inc.[1]	241,370
6,840	CA, Inc.	176,335
18,740	Compuware Corp.[2]	146,922
3,300	Manhattan Associates, Inc.[1,2]	144,837

		709,464

	Textiles, Apparel & Luxury Goods — 1.5%
1,840	Coach, Inc.	128,892
5,280	Crocs, Inc.[1,2]	100,426

		229,318

	TOTAL COMMON STOCKS (Cost $13,155,020)	14,968,459

Face
Amount

REPURCHASE AGREEMENT* — 3.1%
$483,450	With State Street Bank & Trust Co., dated 1/31/12, 0.01%, principal and interest in the amount of $483,450 due 2/1/12, (collateralized by a FNMA security with a par value of $467,884, coupon rate of 3.500%, due 5/25/41, market value of $497,303)	483,450

	TOTAL REPURCHASE AGREEMENTS (Cost $483,450)	483,450

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 31.8%
4,973,528	State Street Navigator Securities Lending Prime Portfolio	4,973,528

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,973,528)	4,973,528

TOTAL LONG INVESTMENTS (Cost $18,611,998)	130.5%	$20,425,437

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (60.3)%

	Aerospace & Defense — (0.9)%
(2,340)	Rockwell Collins, Inc.	$(135,463)

	Beverages — (1.0)%
(1,960)	Brown-Forman Corp. — Class B	(159,172)

	Building Products — (0.4)%
(1,900)	Lennox International, Inc.	(68,780)

	Capital Markets — (3.5)%
(420)	BlackRock, Inc.	(76,440)
(640)	Goldman Sachs Group, Inc.	(71,341)
(1,700)	Greenhill & Co., Inc.	(79,152)
(4,440)	Jefferies Group, Inc.	(67,532)
(6,500)	Piper Jaffray Cos.[2]	(144,625)
(1,740)	T Rowe Price Group, Inc.	(100,642)

		(539,732)

	Commercial Banks — (2.6)%
(2,200)	CIT Group, Inc.[2]	(83,908)
(4,100)	Hancock Holding Co.	(136,120)
(2,340)	IBERIABANK Corp.	(122,335)
(1,780)	UMB Financial Corp.	(68,673)

		(411,036)

	Communications Equipment — (1.5)%
(4,600)	Sycamore Networks, Inc.[2]	(89,332)
(3,200)	Viasat, Inc.[2]	(152,128)

		(241,460)

	Construction Materials — (1.3)%
(3,400)	Eagle Materials, Inc.	(99,994)
(2,260)	Vulcan Materials Co.	(99,124)

		(199,118)

	Containers & Packaging — (1.6)%
(2,720)	Greif, Inc. — Class A	(131,784)
(4,260)	Packaging Corp. of America	(119,876)

		(251,660)

	Diversified Consumer Services — (0.4)%
(1,660)	Matthews International Corp. — Class A	(54,714)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Electrical Equipment — (1.1)%
(4,220)	Woodward Governor Co.	$(177,156)

	Electronic Equipment, Instruments & Components — (3.2)%
(12,220)	Checkpoint Systems, Inc.[2]	(128,554)
(5,780)	National Instruments Corp.	(155,540)
(3,200)	Rogers Corp.[2]	(122,976)
(2,180)	Universal Display Corp.[2]	(91,800)

		(498,870)

	Energy Equipment & Services — (1.5)%
(3,800)	Dawson Geophysical Co.[2]	(135,242)
(1,300)	Lufkin Industries, Inc.	(97,786)

		(233,028)

	Food & Staples Retailing — (0.8)%
(2,680)	United Natural Foods, Inc.[2]	(118,054)

	Food Products — (1.0)%
(1,900)	JM Smucker Co. (The)	(149,682)

	Gas Utilities — (0.5)%
(1,780)	WGL Holdings, Inc.	(75,917)

	Health Care Equipment & Supplies — (2.7)%
(6,900)	DexCom, Inc.[2]	(75,693)
(800)	Edwards Lifesciences Corp.[2]	(66,136)
(4,620)	Hospira, Inc.[2]	(159,205)
(9,100)	Merit Medical Systems, Inc.[2]	(128,401)

		(429,435)

	Hotels, Restaurants & Leisure — (2.4)%
(5,060)	International Speedway Corp. — Class A	(130,498)
(4,680)	Jack In The Box, Inc.[2]	(99,216)
(6,460)	WMS Industries, Inc.[2]	(141,409)

		(371,123)

	Household Durables — (0.6)%
(4,360)	MDC Holdings, Inc.	(86,415)

	Independent Power Producers & Energy Traders — (0.7)%
(7,560)	Atlantic Power Corp.[2]	(112,115)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Industrial Conglomerates — (0.7)%
(1,320)	3M Co.	$(114,457)

	Insurance — (0.9)%
(1,120)	AON Corp.	(54,241)
(920)	Enstar Group, Ltd.[2]	(91,568)

		(145,809)

	Internet & Catalog Retail — (0.3)%
(240)	Amazon.Com, Inc.[2]	(46,665)

	Internet Software & Services — (0.9)%
(1,220)	Equinix, Inc.[2]	(146,351)

	IT Services — (1.9)%
(1,700)	Forrester Research, Inc.[2]	(59,398)
(4,360)	MoneyGram International, Inc.[2]	(80,921)
(2,780)	Wright Express Corp.[2]	(152,122)

		(292,441)

	Leisure Equipment & Products — (0.6)%
(2,620)	Hasbro, Inc.	(91,464)

	Machinery — (2.4)%
(2,760)	CLARCOR, Inc.	(141,892)
(880)	Deere & Co.	(75,812)
(3,440)	Graco, Inc.	(158,171)

		(375,875)

	Media — (2.7)%
(1,740)	John Wiley & Sons, Inc. — Class A	(78,978)
(3,320)	Liberty Global, Inc. Series A2	(152,322)
(1,060)	Liberty Media Corp. — Liberty Capital[2]	(87,354)
(1,780)	Morningstar, Inc.	(106,302)

		(424,956)

	Metals & Mining — (3.1)%
(3,060)	Allegheny Technologies, Inc.	(138,893)
(1,120)	Compass Minerals International, Inc.	(81,838)
(2,020)	Schnitzer Steel Industries, Inc.	(88,133)
(5,840)	Titanium Metals Corp.	(89,819)
(1,180)	Walter Energy, Inc.	(81,574)

		(480,257)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Oil, Gas & Consumable Fuels — (3.4)%
(5,080)	Bill Barrett Corp.[2]	$(140,310)
(3,960)	Carrizo Oil & Gas, Inc.[2]	(96,189)
(1,560)	EOG Resources, Inc.	(165,578)
(1,780)	SM Energy Co.	(129,192)

		(531,269)

	Pharmaceuticals — (0.7)%
(1,720)	Johnson & Johnson	(113,365)

	Professional Services — (1.0)%
(1,980)	Dun & Bradstreet Corp. (The)	(163,964)

	Real Estate Investment Trusts — (4.0)%
(1,120)	Equity Residential Properties Trust	(66,696)
(11,620)	Franklin Street Properties Corp.	(118,408)
(2,080)	Kilroy Realty Corp.	(86,590)
(2,120)	Macerich Co. (The)	(115,116)
(3,700)	Omega Healthcare Investors, Inc.	(77,108)
(4,180)	Sun Communities, Inc.	(167,660)

		(631,578)

	Road & Rail — (0.5)%
(1,240)	Genesee & Wyoming, Inc. — Class A2	(77,004)

	Semiconductors & Semiconductor Equipment — (2.0)%
(2,320)	Cymer, Inc.[2]	(115,513)
(2,840)	Ultratech, Inc.[2]	(83,070)
(3,960)	Volterra Semiconductor Corp.[2]	(119,473)

		(318,056)

	Software — (5.4)%
(4,000)	Ariba, Inc.[2]	(109,200)
(3,060)	Concur Technologies, Inc.[2]	(160,191)
(4,240)	Pegasystems, Inc.	(120,246)
(5,140)	Rovi Corp.[2]	(164,943)
(1,420)	Salesforce.com, Inc.[2]	(165,856)
(3,640)	Taleo Corp. — Class A2	(131,076)

		(851,512)

	Textiles, Apparel & Luxury Goods — (0.5)%
(6,616)	Skechers U.S.A., Inc. — Class A2	(80,450)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Trading Companies & Distributors — (1.6)%
(3,140)	GATX Corp.	$(134,832)
(1,600)	Watsco, Inc.	(110,352)

		(245,184)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(9,414,906))	(9,443,587)

TOTAL SHORT INVESTMENTS (Proceeds $(9,414,906))	(60.3)%	$(9,443,587)

TOTAL INVESTMENTS (Cost $9,197,092)[3]	70.2%	$10,981,850
OTHER ASSETS IN EXCESS OF LIABILITIES	29.8	4,672,573

NET ASSETS	100.0%	$15,654,423

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $9,281,008.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 126.3%

	Aerospace & Defense — 6.3%
8,180	General Dynamics Corp.	$565,729
9,500	L-3 Communications Holdings, Inc.	672,030
11,020	Northrop Grumman Corp.[1]	639,711
42,920	Orbital Sciences Corp.[2]	621,911
12,980	Raytheon Co.	622,910

		3,122,291

	Airlines — 1.2%
61,340	Southwest Airlines Co.	587,637

	Auto Components — 1.6%
21,060	TRW Automotive Holdings Corp.[1,2]	790,171

	Automobiles — 1.2%
19,360	Thor Industries, Inc.[1]	593,578

	Beverages — 2.1%
18,920	Coca-Cola Enterprises, Inc.	506,867
25,532	Constellation Brands, Inc.[2]	533,619

		1,040,486

	Biotechnology — 1.4%
29,320	Myriad Genetics, Inc.[2]	693,711

	Capital Markets — 1.6%
41,520	Ares Capital Corp.	658,092
8,200	SEI Investments Co.	150,634

		808,726

	Chemicals — 3.5%
8,320	Ashland, Inc.	524,659
1,320	CF Industries Holdings, Inc.	234,142
10,102	Eastman Chemical Co.	508,333
8,720	Innospec, Inc.[1,2]	282,266
2,000	PPG Industries, Inc.	179,160

		1,728,560

	Commercial Banks — 3.6%
56,700	FNB Corp.[1]	664,524
74,320	KeyCorp	577,466
23,800	Trustmark Corp.[1]	560,966

		1,802,956

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 2.2%
21,880	Corrections Corp. of America[2]	$514,836
33,379	Sykes Enterprises, Inc.[2]	585,134

		1,099,970

	Computers & Peripherals — 2.7%
1,440	Apple, Inc.[2]	657,331
40,400	Dell, Inc.[2]	696,092

		1,353,423

	Construction & Engineering — 3.4%
15,800	EMCOR Group, Inc.	455,514
25,360	KBR, Inc.	815,070
10,240	URS Corp.[2]	421,376

		1,691,960

	Consumer Finance — 3.5%
5,980	Advance America Cash Advance Centers, Inc.	47,062
13,520	Capital One Financial Corp.	618,540
13,480	Cash America International, Inc.[1]	591,233
18,440	Ezcorp, Inc. — Class A2	494,561

		1,751,396

	Diversified Telecommunication Services — 1.1%
18,680	AT&T, Inc.	549,379

	Electric Utilities — 3.9%
18,040	El Paso Electric Co.	627,792
13,680	Exelon Corp.[1]	544,190
22,980	PNM Resources, Inc.	409,274
13,900	Portland General Electric Co.	346,666

		1,927,922

	Electronic Equipment, Instruments & Components — 4.7%
42,060	AVX Corp.[1]	553,510
12,080	Cognex Corp.	501,924
12,520	Insight Enterprises, Inc.[1,2]	231,119
26,580	Jabil Circuit, Inc.[1]	602,303
8,720	Tech Data Corp.[1,2]	452,742

		2,341,598

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 3.4%
13,540	Baker Hughes, Inc.	$665,220
11,420	Halliburton Co.	420,028
7,840	National Oilwell Varco, Inc.	580,003

		1,665,251

	Food & Staples Retailing — 2.4%
24,460	Kroger Co. (The)	581,170
28,140	Safeway, Inc.	618,517

		1,199,687

	Food Products — 3.2%
15,960	Campbell Soup Co.	505,932
12,000	ConAgra Foods, Inc.	320,040
40,380	Tyson Foods, Inc. — Class A	752,683

		1,578,655

	Health Care Equipment & Supplies — 2.8%
8,140	Cooper Cos., Inc. (The)	587,220
12,760	Zimmer Holdings, Inc.[2]	775,170

		1,362,390

	Health Care Providers & Services — 3.6%
13,470	Aetna, Inc.	588,639
14,900	CIGNA Corp.	667,967
16,820	Coventry Health Care, Inc.[2]	505,777

		1,762,383

	Health Care Technology — 0.5%
17,180	Omnicell, Inc.[1,2]	265,946

	Hotels, Restaurants & Leisure — 2.3%
12,300	Starbucks Corp.	589,539
13,780	Wyndham Worldwide Corp.	547,893

		1,137,432

	Household Durables — 1.2%
14,220	Harman International Industries, Inc.[1]	600,084

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 5.1%
17,520	American Financial Group, Inc.	$642,458
24,400	Principal Financial Group, Inc.	666,364
12,940	Torchmark Corp.	590,970
28,200	Unum Group	643,806

		2,543,598

	Internet & Catalog Retail — 1.0%
30,080	Liberty Media Corp. — Interactive Series A2	514,970

	Internet Software & Services — 1.0%
87,900	United Online, Inc.[1]	499,272

	IT Services — 7.0%
11,100	Accenture PLC — Class A	636,474
21,340	Computer Sciences Corp.[1]	551,212
16,260	Heartland Payment Systems, Inc.	390,240
50,100	Sapient Corp.	646,290
36,720	TeleTech Holdings, Inc.[2]	622,772
6,180	Visa, Inc. — Class A	621,955

		3,468,943

	Life, Sciences Tools & Services — 3.7%
21,540	Luminex Corp.[1,2]	424,338
29,700	PerkinElmer, Inc.	712,206
12,900	Thermo Fisher Scientific, Inc.[2]	682,410

		1,818,954

	Machinery — 1.3%
12,900	AGCO Corp.[2]	656,997

	Media — 5.3%
18,600	CBS Corp. — Class B	529,728
20,960	Comcast Corp. — Class A	557,327
10,820	DIRECTV — Class A1,2	487,008
29,080	News Corp. — Class A	547,576
14,241	Time Warner, Inc.	527,772

		2,649,411

	Metals & Mining — 0.4%
10,000	Worthington Industries, Inc.[1]	184,100

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 2.3%
6,375	Dollar Tree, Inc.[2]	$540,664
17,520	Macy’s, Inc.	590,249

		1,130,913

	Multi-Utilities — 0.8%
11,860	NorthWestern Corp.	416,760

	Oil, Gas & Consumable Fuels — 8.6%
5,805	Chevron Corp.[1]	598,379
19,380	Cloud Peak Energy, Inc.[2]	367,251
7,532	ConocoPhillips	513,758
6,680	Exxon Mobil Corp.	559,383
19,220	Marathon Oil Corp.	603,316
10,450	Marathon Petroleum Corp.	399,399
9,300	Murphy Oil Corp.	554,280
26,980	Valero Energy Corp.	647,250

		4,243,016

	Paper & Forest Products — 2.7%
5,720	Domtar Corp.	494,093
14,120	International Paper Co.[1]	439,697
13,140	MeadWestvaco Corp.	386,842

		1,320,632

	Personal Products — 1.1%
11,180	Nu Skin Enterprises, Inc. — Class A1	558,441

	Pharmaceuticals — 2.9%
15,700	Endo Pharmaceuticals Holdings, Inc.[2]	583,569
19,520	Forest Laboratories, Inc.[2]	620,346
9,720	Pfizer, Inc.	208,008

		1,411,923

	Real Estate Investment Trusts — 8.5%
17,900	Apartment Investment & Management Co. — Class A1	439,624
62,060	Brandywine Realty Trust	660,319
40,780	CBL & Associates Properties, Inc.[1]	708,349
21,360	Colonial Properties Trust[1]	456,677
35,360	Duke Realty Corp.	473,470

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Investment Trusts — (Continued)

23,460	Extra Space Storage, Inc.[1]	$617,467
26,040	Hospitality Properties Trust	630,949
6,280	Liberty Property Trust	209,061

		4,195,916

	Road & Rail — 1.3%
34,940	Arkansas Best Corp.[1]	633,113

	Semiconductors & Semiconductor Equipment — 3.9%
24,320	Intel Corp.	642,534
46,240	NVIDIA Corp.[1,2]	682,965
92,660	PMC — Sierra, Inc.[2]	602,290

		1,927,789

	Software — 4.0%
51,520	Activision Blizzard, Inc.[1]	635,757
30,360	CA, Inc.	782,680
70,620	Compuware Corp.[2]	553,661

		1,972,098

	Specialty Retail — 0.9%
8,060	Finish Line, Inc. (The) — Class A1	170,469
5,060	PetSmart, Inc.	269,293

		439,762

	Wireless Telecommunication Services — 1.1%
21,109	Telephone & Data Systems, Inc.[1]	555,167

	TOTAL COMMON STOCKS (Cost $54,092,191)	62,597,367

Face
Amount

REPURCHASE AGREEMENT* — 1.2%
$604,836	With State Street Bank and Trust Co., dated 1/31/12, 0.01%, principal and interest in the amount of $604,836, due 2/1/12 (collateralized by a FNMA security with a par value of $582,468, coupon rate of 3.500%, due 5/25/41, market value of $619,092)	604,836

	TOTAL REPURCHASE AGREEMENT (Cost $604,836)	604,836

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.7%
1,816,323	State Street Navigator Securities Lending Portfolio	$1,816,323

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,816,323)	1,816,323

TOTAL LONG INVESTMENTS (Cost $56,513,350)	131.2%	$65,018,526

COMMON STOCKS SOLD SHORT* — (27.3)%

	Aerospace & Defense — (0.7)%
(980)	Precision Castparts Corp.	(160,406)
(2,900)	Rockwell Collins, Inc.	(167,881)

		(328,287)

	Air Freight & Logistics — (0.4)%
(2,860)	CH Robinson Worldwide, Inc.	(196,882)

	Beverages — (0.7)%
(3,320)	Beam, Inc.	(173,669)
(2,160)	Brown-Forman Corp. — Class B	(175,414)

		(349,083)

	Capital Markets — (1.2)%
(1,040)	BlackRock, Inc.	(189,280)
(920)	Goldman Sachs Group, Inc.	(102,552)
(7,700)	Piper Jaffray Cos.[2]	(171,325)
(2,200)	T Rowe Price Group, Inc.	(127,248)

		(590,405)

	Chemicals — (0.4)%
(4,260)	Celanese Corp. — Class A	(207,505)

	Commercial Banks — (0.4)%
(3,940)	IBERIABANK Corp.	(205,983)

	Commercial Services & Supplies — (0.6)%
(6,800)	Geo Group, Inc. (The)[2]	(119,544)
(10,860)	Knoll, Inc.	(173,326)

		(292,870)

	Communications Equipment — (0.6)%
(5,580)	Sycamore Networks, Inc.[2]	(108,364)
(4,080)	Viasat, Inc.[2]	(193,963)

		(302,327)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Construction Materials — (0.6)%
(5,880)	Eagle Materials, Inc.	$(172,931)
(3,220)	Vulcan Materials Co.	(141,229)

		(314,160)

	Containers & Packaging — (0.3)%
(5,540)	Packaging Corp. of America	(155,895)

	Diversified Consumer Services — (0.5)%
(4,660)	Matthews International Corp. — Class A	(153,594)
(7,380)	Universal Technical Institute, Inc.[2]	(102,951)

		(256,545)

	Electronic Equipment, Instruments & Components — (1.1)%
(7,600)	National Instruments Corp.	(204,516)
(5,120)	Rogers Corp.[2]	(196,762)
(3,300)	Universal Display Corp.[2]	(138,963)

		(540,241)

	Energy Equipment & Services — (0.4)%
(2,740)	Lufkin Industries, Inc.	(206,103)

	Food & Staples Retailing — (0.8)%
(2,360)	Pricesmart, Inc.	(157,294)
(4,900)	United Natural Foods, Inc.[2]	(215,845)

		(373,139)

	Food Products — (0.4)%
(8,620)	Snyders-Lance, Inc.	(198,174)

	Gas Utilities — (0.7)%
(4,120)	New Jersey Resources Corp.	(196,606)
(3,060)	South Jersey Industries, Inc.	(167,933)

		(364,539)

	Health Care Equipment & Supplies — (1.2)%
(23,080)	DexCom, Inc.[2]	(253,187)
(2,340)	Edwards Lifesciences Corp.[2]	(193,448)
(3,680)	Hospira, Inc.[2]	(126,813)

		(573,448)

	Health Care Providers & Services — (0.4)%
(8,820)	HCA Holdings, Inc.[2]	(215,561)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Hotels, Restaurants & Leisure — (1.0)%
(3,036)	International Speedway Corp. — Class A	$(78,299)
(2,640)	Jack In The Box, Inc.[2]	(55,968)
(3,680)	Las Vegas Sands Corp.[2]	(180,725)
(1,380)	Wynn Resorts, Ltd.	(159,017)

		(474,009)

	Household Durables — (1.0)%
(5,620)	MDC Holdings, Inc.	(111,388)
(220)	NVR, Inc.[2]	(152,515)
(3,520)	Tupperware Brands Corp.	(221,197)

		(485,100)

	Independent Power Producers & Energy Traders — (0.6)%
(11,260)	Atlantic Power Corp.[2]	(166,986)
(9,160)	Ormat Technologies, Inc.	(148,850)

		(315,836)

	Insurance — (0.4)%
(1,700)	Enstar Group, Ltd.[2]	(169,201)

	Internet & Catalog Retail — (0.4)%
(1,040)	Amazon.Com, Inc.[2]	(202,218)

	Internet Software & Services — (0.4)%
(1,660)	Equinix, Inc.[2]	(199,133)

	IT Services — (0.3)%
(5,120)	Iron Mountain, Inc.	(157,798)

	Leisure Equipment & Products — (0.2)%
(3,140)	Hasbro, Inc.	(109,617)

	Machinery — (0.8)%
(2,340)	Deere & Co.	(201,591)
(4,160)	Graco, Inc.	(191,277)

		(392,868)

	Media — (1.7)%
(3,400)	John Wiley & Sons, Inc. — Class A	(154,326)
(4,600)	Liberty Global, Inc. Series A2	(211,048)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Media — (Continued)

(2,020)	Liberty Media Corp. — Liberty Capital[2]	$(166,468)
(2,720)	Morningstar, Inc.	(162,439)
(13,500)	Regal Entertainment Group — Class A	(168,075)

		(862,356)

	Metals & Mining — (1.0)%
(21,300)	AK Steel Holding Corp.	(201,072)
(1,700)	Compass Minerals International, Inc.	(124,219)
(2,460)	Walter Energy, Inc.	(170,060)

		(495,351)

	Oil, Gas & Consumable Fuels — (0.4)%
(1,920)	EOG Resources, Inc.	(203,789)

	Pharmaceuticals — (0.3)%
(2,380)	Johnson & Johnson	(156,866)

	Professional Services — (0.8)%
(2,480)	Dun & Bradstreet Corp. (The)	(205,369)
(2,140)	IHS, Inc. — Class A2	(191,487)

		(396,856)

	Real Estate Investment Trusts — (2.6)%
(2,400)	American Tower Corp.	(152,424)
(1,240)	AvalonBay Communities, Inc.	(168,653)
(7,180)	Corporate Office Properties Trust	(173,971)
(20,680)	Franklin Street Properties Corp.	(210,729)
(3,540)	Health Care REIT, Inc.	(202,523)
(6,320)	ProLogis, Inc.	(200,407)
(4,080)	Sun Communities, Inc.	(163,649)

		(1,272,356)

	Road & Rail — (0.6)%
(2,420)	Genesee & Wyoming, Inc. — Class A2	(150,282)
(7,120)	Knight Transportation, Inc.	(125,383)

		(275,665)

	Semiconductors & Semiconductor Equipment — (0.3)%
(5,300)	Volterra Semiconductor Corp.[2]	(159,901)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Software — (1.1)%
(3,480)	Concur Technologies, Inc.[2]	$(182,178)
(7,620)	Pegasystems, Inc.	(216,103)
(1,240)	Salesforce.com, Inc.[2]	(144,832)

		(543,113)

	Specialty Retail — (0.8)%
(3,740)	Abercrombie & Fitch Co. — Class A	(171,816)
(3,320)	Tiffany & Co.	(211,816)

		(383,632)

	Thrifts & Mortgage Finance — (0.4)%
(16,700)	Capitol Federal Financial, Inc.	(192,885)

	Trading Companies & Distributors — (0.4)%
(2,920)	Watsco, Inc.	(201,392)

	Wireless Telecommunication Services — (0.4)%
(4,740)	SBA Communications Corp.[2]	(216,713)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(13,329,492))	(13,537,802)

TOTAL SHORT INVESTMENTS (Proceeds $(13,329,492))	(27.3)%	$(13,537,802)

TOTAL INVESTMENTS (Cost $43,183,858)[3]	103.9%	$51,480,724
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.9)	(1,910,356)

NET ASSETS	100.0%	$49,570,368

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $43,535,460.
Abbreviations:
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2012 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUND* — 1.1%
25,500	SPDR S&P 500 ETF Trust	$3,345,855

	TOTAL EXCHANGE-TRADED FUND (Cost $2,905,447)	3,345,855

PURCHASED OPTIONS — 49.6%

	CALLS — 40.2%
150,000	S&P 500 Index with Barclays Capital PLC, Exercise Price $500, Expires 2/18/2012	121,500,000

	PUTS — 9.4%
150,000	S&P 500 Index with Barclays Capital PLC, Exercise Price $1500, Expires 2/18/2012	28,470,000

	TOTAL PURCHASED OPTIONS (Cost $149,958,073)	149,970,000

Face
Amount

REPURCHASE AGREEMENT* — 10.0%
$30,079,975	With State Street Bank and Trust Co., dated 1/31/12, 0.01%, principal and interest in the amount of $30,079,983, due 2/1/12, (collateralized by a FNMA security with a par value of $28,870,368, coupon rate of 3.500%, due 5/25/41, market value of $30,685,650)	30,079,975

	TOTAL REPURCHASE AGREEMENT (Cost $30,079,975)	30,079,975

TOTAL INVESTMENTS (Cost $182,943,495)[1]	60.7%	$183,395,830
OTHER ASSETS IN EXCESS OF LIABILITIES	39.3	118,958,126

NET ASSETS[2]	100.0%	$302,353,956

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $182,939,950.
[2]	Cash in the amount of $123,400,000 is held as collateral to secure the open written put options contracts.
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2012 — (Unaudited)

Name of Issuer,
Title of Issuer and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
S&P 500 Index
expires February 2012 exercise price $1,500 Barclays Capital PLC	150,000	$(3,750)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(5,963))		$(3,750)

PUTS:
S&P 500 Index
expires February 2012 exercise price $1,315 Barclays Capital PLC	7,500	(97,029)
S&P 500 Index
expires February 2012 exercise price $1,300 Barclays Capital PLC	52,500	(231,000)
S&P 500 Index
expires February 2012 exercise price $1,350 Barclays Capital PLC	70,000	(3,024,000)
S&P 500 Index
expires February 2012 exercise price $1,250 Barclays Capital PLC	4,000	(15,800)
S&P 500 Index
expires February 2012 exercise price $1,300 Barclays Capital PLC	103,000	(1,457,450)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(5,130,349))		$(4,825,279)

TOTAL WRITTEN OPTIONS (Premiums Received $(5,136,313))		$(4,829,029)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.5%

	United Kingdom — 24.5%
609,700	Aviva PLC	$3,356,915
175,747	BHP Billiton PLC	5,879,484
163,768	British Sky Broadcasting Group PLC	1,780,654
397,400	Britvic PLC	2,154,208
684,241	Centrica PLC	3,163,519
149,831	GlaxoSmithKline PLC	3,329,064
272,061	HSBC Holdings PLC	2,270,898
46,489	Imperial Tobacco Group PLC	1,662,943
341,911	Inmarsat PLC	2,157,290
376,202	Prudential PLC	4,152,700
415,534	Rexam PLC	2,448,947
82,527	Rio Tinto PLC	4,948,254
247,297	Rolls-Royce Holdings PLC[1]	2,866,176
153,624	Royal Dutch Shell PLC	5,588,436
285,500	Smith & Nephew PLC	2,766,830
644,231	Wm Morrison Supermarkets PLC	2,903,414
237,544	Xstrata PLC	4,022,090

		55,451,822

	Japan — 15.0%
82,400	Aisin Seiki Co, Ltd.	2,603,243
745,300	Chuo Mitsui Trust Holdings, Inc.	2,327,229
31,800	Daito Trust Construction Co., Ltd.	2,995,592
542,000	Fujitsu, Ltd.	2,894,175
123,500	Ibiden Co., Ltd.	2,519,581
118,200	Komatsu, Ltd.	3,332,614
309,500	Konica Minolta Holdings, Inc.[2]	2,253,641
129,000	Kuraray Co., Ltd.	1,873,563
160,900	Mitsubishi Corp.	3,671,019
53,600	Nippon Telegraph and Telephone Corp.	2,679,297
129,700	NKSJ Holdings, Inc.	2,821,341
61,900	Nomura Research Institute, Ltd.	1,409,033
23,600	Shimamura Co., Ltd.	2,433,692

		33,814,020

	Germany — 12.7%
32,975	Allianz AG	3,625,755
60,226	BASF SE	4,630,606
10,000	Bayer AG	700,330
57,051	Daimler AG	3,152,556
185,419	Deutsche Lufthansa AG	2,562,406
36,677	GEA Group AG	1,178,034
93,008	Hannover Rueckversicherung AG	4,949,700
57,088	Metro AG	2,196,160

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

18,541	Siemens AG Reg.	$1,749,579
20,770	SMA Solar Technology AG2	1,283,425
16,186	Volkswagen AG	2,614,753

		28,643,304

	France — 7.9%
75,926	BNP Paribas	3,214,826
76,832	Cap Gemini SA	2,804,957
28,042	Casino Guichard Perrachon	2,494,262
4,473	Christian Dior SA	633,068
83,575	Compagnie de Saint-Gobain	3,719,075
94,800	GDF Suez	2,573,064
120,560	Vivendi	2,523,175

		17,962,427

	Switzerland — 5.9%
146,362	Credit Suisse Group AG1	3,796,985
61,372	Novartis AG	3,320,288
25,241	Roche Holding AG	4,272,187
7,981	Zurich Financial Services AG1	1,916,134

		13,305,594

	Netherlands — 5.0%
270,695	ING Groep N.V., ADR[1]	2,463,706
209,560	Koninklijke Ahold N.V.	2,776,784
294,908	Reed Elsevier N.V.	3,508,821
149,816	SBM Offshore N.V.	2,540,709

		11,290,020

	Australia — 4.3%
2,711,564	BlueScope Steel, Ltd.[2]	1,165,887
653,450	Downer EDI, Ltd.[1]	2,504,384
1,280,988	Mount Gibson Iron, Ltd.	1,924,345
74,026	National Australia Bank, Ltd.[2]	1,874,364
428,561	Toll Holdings, Ltd.[2]	2,270,359

		9,739,339

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Brazil — 3.1%
142,950	Banco do Brasil SA, ADR	$2,244,315
149,400	PDG Realty SA Empreendimentos e Participacoes, ADR	1,234,044
113,939	Petroleo Brasileiro SA, Sponsored ADR	3,480,836

		6,959,195

	Norway — 2.7%
204,500	Telenor ASA	3,333,974
111,218	TGS Nopec Geophysical Co. ASA	2,782,820

		6,116,794

	Spain — 2.3%
229,503	Banco Bilbao Vizcaya Argentaria SA2	2,003,543
90,248	Tecnicas Reunidas SA2	3,270,544

		5,274,087

	South Korea — 2.2%
26,903	POSCO, ADR	2,468,620
2,630	Samsung Electronics Co., Ltd	2,591,721

		5,060,341

	Singapore — 1.8%
761,000	SembCorp Industries, Ltd.	2,891,903
458,000	Singapore Telecommunications, Ltd.	1,125,110

		4,017,013

	Israel — 1.7%
85,700	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,867,641

	Bermuda — 1.7%
1,224,000	COSCO Pacific, Ltd.	1,704,538
54,888	Seadrill, Ltd.	2,039,472

		3,744,010

	Sweden — 1.5%
208,590	Svenska Cellulosa AB	3,483,399

	Mexico — 1.5%
2,863,100	America Movil SAB de CV Series L2	3,334,473

	Canada — 1.3%
157,832	Nexen, Inc.	2,828,604

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	China — 1.0%
819,500	CNOOC, Ltd.	$1,678,034
62,800	Trina Solar, Ltd., ADR[1]	504,912

		2,182,946

	South Africa — 0.9%
122,947	MTN Group, Ltd.	2,093,892

	Italy — 0.5%
164,982	ACEA SPA	1,020,324

	TOTAL COMMON STOCKS (Cost $205,146,760)	220,189,245

Face
Amount

REPURCHASE AGREEMENT* — 4.1%
$9,181,023	With State Street Bank and Trust Co., dated 1/31/12, 0.01%, principal and interest in the amount of $9,181,026, due 2/1/11 (collateralized by a FNMA security with a par value of $8,813,411 coupon rate of 3.500% due 5/25/41, market value of $9,367,572)	9,181,023

	TOTAL REPURCHASE AGREEMENT (Cost $9,181,023)	9,181,023

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.9%
13,447,023	State Street Navigator Securities Lending Prime Portfolio	13,447,023

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $13,447,023)	13,447,023

TOTAL INVESTMENTS (Cost $227,774,806)[3]	107.5%	$242,817,291
LIABILITIES IN EXCESS OF OTHER ASSETS	(7.5)	(16,887,591)

NET ASSETS	100.0%	$225,929,700

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $230,762,971.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.8%

	United Kingdom — 24.7%
220,086	Aviva PLC	$1,211,760
64,458	BHP Billiton PLC	2,156,394
50,888	British Sky Broadcasting Group PLC	553,307
143,232	Britvic PLC	776,426
238,902	Centrica PLC	1,104,539
52,205	GlaxoSmithKline PLC	1,159,932
99,571	HSBC Holdings PLC	831,121
16,691	Imperial Tobacco Group PLC	597,048
110,719	Inmarsat PLC	698,582
158,868	Prudential PLC	1,753,662
167,991	Rexam PLC	990,054
29,721	Rio Tinto PLC	1,782,048
97,558	Rolls-Royce Holdings PLC[1]	1,130,699
68,278	Royal Dutch Shell PLC	2,483,773
133,563	Smith & Nephew PLC	1,294,382
235,531	Wm Morrison Supermarkets PLC	1,061,489
83,281	Xstrata PLC	1,410,112

		20,995,328

	Japan — 15.6%
37,100	Aisin Seiki Co, Ltd.	1,172,091
303,200	Chuo Mitsui Trust Holdings, Inc.	946,754
9,600	Daito Trust Construction Co., Ltd.	904,330
189,000	Fujitsu, Ltd.	1,009,223
37,400	Ibiden Co., Ltd.	763,015
42,500	Komatsu, Ltd.	1,198,275
130,500	Konica Minolta Holdings, Inc.[2]	950,243
37,500	Kuraray Co., Ltd.	544,641
58,200	Mitsubishi Corp.	1,327,864
22,600	Nippon Telegraph and Telephone Corp.	1,129,704
38,000	NKSJ Holdings, Inc.	826,607
30,800	Nomura Research Institute, Ltd.	701,102
9,500	Shimamura Co., Ltd.	979,664
197,000	Toshiba Corp.	834,833

		13,288,346

	Germany — 13.2%
11,859	Allianz AG	1,303,952
24,326	BASF SE	1,870,357
12,330	Bayer AG	863,507
24,819	Daimler AG	1,371,462
56,419	Deutsche Lufthansa AG	779,685
20,333	GEA Group AG	653,079
31,536	Hannover Rueckversicherung AG	1,678,283

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

24,798	Metro AG	$953,973
6,070	Siemens AG Reg.	572,781
5,847	SMA Solar Technology AG2	361,299
5,127	Volkswagen AG	828,237

		11,236,615

	France — 8.1%
22,771	BNP Paribas	964,160
37,148	Cap Gemini SA	1,356,186
9,370	Casino Guichard Perrachon	833,437
1,652	Christian Dior SA	233,809
33,560	Compagnie de Saint-Gobain	1,493,415
30,500	GDF Suez	827,832
55,740	Vivendi	1,166,571

		6,875,410

	Switzerland — 5.9%
54,820	Credit Suisse Group AG1	1,422,164
22,438	Novartis AG	1,213,919
8,920	Roche Holding AG	1,509,762
3,417	Zurich Financial Services AG1	820,377

		4,966,222

	Netherlands — 5.1%
96,072	ING Groep N.V., ADR[1]	874,391
75,151	Koninklijke Ahold N.V.	995,791
89,627	Reed Elsevier N.V.	1,066,384
82,087	SBM Offshore N.V.	1,392,102

		4,328,668

	Australia — 4.6%
949,222	BlueScope Steel, Ltd.[2]	408,135
230,400	Downer EDI, Ltd.[1]	883,021
538,957	Mount Gibson Iron, Ltd.	809,640
37,455	National Australia Bank, Ltd.	948,374
164,023	Toll Holdings, Ltd.	868,934

		3,918,104

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Brazil — 3.1%
51,320	Banco do Brasil SA, ADR	$805,724
52,500	PDG Realty SA Empreendimentos e Participacoes, ADR	433,650
46,373	Petroleo Brasileiro SA, Sponsored ADR	1,416,695

		2,656,069

	Norway — 2.7%
73,387	Telenor ASA	1,196,432
43,817	TGS Nopec Geophysical Co. ASA	1,096,358

		2,292,790

	South Korea — 2.3%
9,685	POSCO, ADR	888,696
1,106	Samsung Electronics Co., Ltd	1,089,902

		1,978,598

	Spain — 2.2%
80,485	Banco Bilbao Vizcaya Argentaria SA	702,628
31,426	Tecnicas Reunidas SA2	1,138,863

		1,841,491

	Sweden — 1.8%
93,417	Svenska Cellulosa AB	1,560,040

	Singapore — 1.8%
297,990	SembCorp Industries, Ltd.	1,132,402
164,000	Singapore Telecommunications, Ltd.	402,878

		1,535,280

	Israel — 1.6%
30,000	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,353,900

	Bermuda — 1.6%
372,000	COSCO Pacific, Ltd.	518,046
22,216	Seadrill, Ltd.[2]	825,479

		1,343,525

	Mexico — 1.5%
1,075,400	America Movil SAB de CV Series L2	1,252,451

	Canada — 1.2%
58,359	Nexen, Inc.	1,045,887

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	South Africa — 0.8%
37,492	MTN Group, Ltd.	$638,521

	China — 0.7%
250,000	CNOOC, Ltd.	511,908
11,840	Trina Solar, Ltd., ADR[1]	95,194

		607,102

	Italy — 0.3%
45,503	ACEA SPA	281,411

	TOTAL COMMON STOCKS (Cost $79,342,250)	83,995,758

Face
Amount

REPURCHASE AGREEMENT* — 1.0%
$831,784	With State Street Bank and Trust Co., dated 1/31/12, 0.01%, principal and interest in the amount of $831,784 due 2/1/12 (collateralized by a FNMA security with a par value of $802,087 coupon rate of 3.500%, due 5/25/41, market value of $852,520)	831,784

	TOTAL REPURCHASE AGREEMENT (Cost $831,784)	831,784

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.5%
3,858,770	State Street Navigator Securities Lending Prime Portfolio	3,858,770

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,858,770)	3,858,770

TOTAL INVESTMENTS (Cost $84,032,804)[3]	104.3%	$88,686,312
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.3)	(3,693,089)

NET ASSETS	100.0%	$84,993,223

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $86,380,230.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%

	Japan — 29.5%
1,000	Achilles Corp/ Japan	$1,470
4,000	Airport Facilities Co, Ltd.	18,105
2,000	Akita Bank, Ltd. (The)	6,035
1,000	ASKA Pharmaceutical Co, Ltd.	6,429
2,000	Bank of Saga, Ltd. (The)	5,091
800	Belluna Co, Ltd.	6,382
900	Canon Marketing Japan, Inc.	11,017
800	Chiyoda Co, Ltd.	15,041
10,000	Chuetsu Pulp & Paper Co, Ltd.	19,417
500	Circle K Sunkus Co, Ltd.	8,613
700	Coca-Cola Central Japan Co, Ltd.	9,358
2,000	Daiichi Jitsugyo Co, Ltd.	9,656
1,000	Dainichiseika Color & Chemicals Manufacturing Co, Ltd.	4,553
2,700	DCM Holdings Co, Ltd.	21,254
1,000	DIC Corp.	1,876
500	EDION Corp.	3,923
3,000	Eighteenth Bank, Ltd. (The)	8,817
2	Fields Corp.	2,999
2,000	Furukawa-Sky Aluminum Corp.	5,379
3,000	Fuso Pharmaceutical Industries, Ltd.	7,911
2,000	Gakken Holdings Co, Ltd.	4,330
300	Hakuto Co, Ltd.	3,043
4,000	Hanwa Co, Ltd.	19,103
1,200	Heiwa Corp.	21,585
26	Heiwa Real Estate, Inc. REIT	13,372
300	HI-LEX Corp.	4,782
1,900	Hibiya Engineering, Ltd.	20,989
7,000	Higashi-Nippon Bank, Ltd. (The)	15,429
4,000	Hokuetsu Bank, Ltd. (The)	8,397
1,000	Hokuetsu Kishu Paper Co, Ltd.	6,875
900	Hosiden Corp.	6,601
1,300	Inabata & Co, Ltd.	8,238
2,800	Ines Corp.	20,499
500	Information Services International-Dentsu, Ltd.	4,618
300	Itochu Enex Co, Ltd.	1,771
6,000	J-Oil Mills, Inc.	17,554
3,000	Jaccs Co, Ltd.	9,643
1,000	Japan Pulp & Paper Co, Ltd.	3,765
15	Japan Rental Housing Investments, Inc. REIT	6,908
1,000	Kandenko Co, Ltd.	5,222
200	Kato Sangyo Co, Ltd.	4,038
500	Kissei Pharmaceutical Co, Ltd.	10,332
600	Kohnan Shoji Co, Ltd.	9,336
500	Kojima Co, Ltd.	3,372

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

2,000	Kurabo Industries, Ltd.	$4,041
2,000	Kyodo Printing Co, Ltd.	5,589
6,000	Marudai Food Co, Ltd.	21,805
2,000	Maruzen Showa Unyu Co, Ltd.	6,822
6	MID, Inc. REIT	14,547
2,000	Mie Bank, Ltd. (The)	4,723
300	Mikuni Coca-Cola Bottling Co, Ltd.	2,676
400	Mirait Holdings Corp.	3,201
1,000	Mitsui Home Co, Ltd.	5,300
2,000	Miyazaki Bank, Ltd. (The)	5,248
1,300	NEC Capital Solutions, Ltd.	21,780
500	NEC Fielding, Ltd.	6,370
100	NEC Mobiling, Ltd.	3,485
5,000	Nihon Yamamura Glass Co, Ltd.	13,579
5,000	Nippon Road Co, Ltd. (The)	21,385
900	Onoken Co, Ltd.	7,699
1,200	Otsuka Kagu, Ltd.	11,525
300	Paltac Corp.	3,908
1,100	Parco Co, Ltd.	9,020
1,200	Riso Kagaku Corp.	18,200
700	Round One Corp.	4,316
400	Ryoyo Electro Corp.	4,623
1,000	Sakai Chemical Industry Co, Ltd.	4,002
300	Sanshin Electronics Co, Ltd.	2,539
1,000	Senko Co, Ltd.	4,080
1,700	Senshukai Co, Ltd.	11,397
400	Shinko Shoji Co, Ltd.	3,427
1,000	Sinanen Co, Ltd.	4,513
42	SKY Perfect JSAT Holdings, Inc.	21,711
2,000	Sumikin Bussan Corp.	5,642
1,100	Sumisho Computer Systems Corp.	18,430
5,000	Takiron Co, Ltd.	17,253
11,000	Toa Corp.	24,101
600	Tohokushinsha Film Corp.	4,086
2,000	Tokyo Energy & Systems, Inc.	12,884
5,300	TOMONY Holdings, Inc.	24,059
7,000	Topy Industries, Ltd.	19,286
900	Torii Pharmaceutical Co, Ltd.	17,110
2,000	Toyo Ink SC Holdings Co, Ltd.	7,951
800	TSI Holdings Co, Ltd.[1]	4,030
6,000	Uchida Yoko Co, Ltd.	17,161
1,000	Uniden Corp.	3,844
1,800	UNY Co, Ltd.	16,838
700	Yachiyo Bank, Ltd. (The)	16,853

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

1,000	Yodogawa Steel Works, Ltd.	$4,618
500	Yokohama Reito Co, Ltd.	4,002
4,000	Yurtec Corp.	22,619

		895,406

	United Kingdom — 20.1%
5,889	Aberdeen Asset Management PLC	22,170
282	Amlin PLC	1,511
26,526	Cable & Wireless Worldwide PLC	8,673
3,559	Carillion PLC	17,324
2,985	Catlin Group, Ltd.	19,069
2,581	Computacenter PLC	16,167
2,489	Cookson Group PLC	22,631
2,961	Dairy Crest Group PLC	14,628
9,524	Debenhams PLC	10,175
2,500	Drax Group PLC	20,938
5,597	DS Smith PLC	20,012
9,392	F&C Asset Management PLC	9,812
1,033	Ferrexpo PLC	5,543
4,089	FirstGroup PLC	19,975
592	Galliford Try PLC	4,445
469	Genus PLC	7,531
4,677	GKN PLC	15,448
2,583	Greene King PLC	20,030
1,040	Hargreaves Services PLC	18,929
1,328	Hill & Smith Holdings PLC	6,200
1,507	Hochschild Mining PLC	11,738
6,338	Home Retail Group PLC	10,726
1,692	Inchcape PLC	9,087
4,779	Intermediate Capital Group PLC	20,710
3,840	Interserve PLC	17,578
3,863	JKX Oil & Gas PLC	8,537
1,936	John Menzies PLC	17,176
2,299	John Wood Group PLC	23,838
227	Kier Group PLC	4,793
185	Lancashire Holdings, Ltd.	2,007
16,558	Logica PLC	19,778
4,985	Marston’s PLC	7,620
2,088	Melrose PLC	12,371
1,994	Melrose Resources PLC	3,810
2,476	Mondi PLC	19,703
1,694	Morgan Sindall Group PLC	17,725
4,992	National Express Group PLC	17,062
1,728	Phoenix Group Holdings	15,875

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

2,083	Playtech, Ltd.	$9,823
97	Provident Financial PLC	1,466
470	Robert Wiseman Dairies PLC	2,877
174	Spectris PLC	4,198
369	Synergy Health PLC	4,925
556	Tate & Lyle PLC	5,800
8,726	Thomas Cook Group PLC	1,856
1,607	Tullett Prebon PLC	7,541
2,456	WH Smith PLC	21,363
6,347	William Hill PLC	22,474
1,075	WSP Group PLC	4,231
1,294	Xchanging PLC[1]	1,407

		609,306

	Australia — 9.7%
3,096	Adelaide Brighton, Ltd.	9,762
10,828	Aditya Birla Minerals, Ltd.	10,231
10,703	Alesco Corp, Ltd.	14,431
6,731	APN News & Media, Ltd.	5,217
4,249	Ardent Leisure Group REIT	4,759
36,365	Aspen Group REIT	17,566
1,752	Atlas Iron, Ltd.	5,766
4,527	Australand Property Group REIT	12,496
18,225	Beach Energy, Ltd.	28,636
5,569	BlueScope Steel, Ltd.	2,394
374	Boart Longyear, Ltd.	1,398
3,017	Cardno, Ltd.	19,218
1,484	Challenger, Ltd.	6,964
1,621	David Jones, Ltd.	4,457
841	Envestra, Ltd.	674
506	Flight Centre, Ltd.	10,368
2,324	GrainCorp, Ltd.	19,343
19,105	Grange Resources, Ltd.	11,865
3,482	Hills Holdings, Ltd.	3,826
8,233	Mincor Resources NL	6,512
10,031	Mount Gibson Iron, Ltd.	15,069
38	Multiplex SITES Trust REIT[1]	3,103
1,408	Myer Holdings, Ltd.	3,199
1,828	Nufarm Ltd.[1]	8,850
12,967	OM Holdings, Ltd.	5,231
2,045	Primary Health Care, Ltd.	6,470
6,896	Programmed Maintenance Services, Ltd.	15,008

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Australia — (Continued)

4,514	Seven West Media, Ltd.	$16,629
10,609	Spark Infrastructure Group[2]	15,036
1,788	Western Areas NL	10,478

		294,956

	France — 5.4%
5,774	Acanthe Developpement SA REIT	4,154
258	Akka Technologies SA	6,932
144	APERAM	2,946
713	Cegid Group	14,922
133	Ciments Francais SA	9,810
131	Esso SA Francaise	12,862
219	Euler Hermes SA	14,484
557	Faurecia	13,901
130	FFP	5,936
5,774	FIPP[1]	1,586
352	Havas SA	1,629
91	Maisons France Confort	2,637
607	Nexity SA	17,555
617	NRJ Group	5,125
542	Plastic Omnium SA	14,200
388	Rallye SA	12,551
571	Sequana SA	4,041
408	Valeo SA	19,151

		164,422

	Germany — 4.5%
26	Aurubis AG	1,463
16	Bilfinger Berger SE	1,467
150	Centrotherm Photovoltaics AG	2,267
126	Cewe Color Holding AG	5,356
829	Freenet AG	11,131
523	GAGFAH SA	2,628
199	Gesco AG	17,714
549	Indus Holding AG	15,702
73	Kloeckner & Co. SE	1,014
389	Leoni AG	17,473
283	Rheinmetall AG	15,176
1,015	Rhoen Klinikum AG	21,037
650	Sixt AG	11,946
411	Stada Arzneimittel AG	12,188

		136,562

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Switzerland — 3.3%
106	Acino Holding AG1	$11,918
359	AFG Arbonia-Forster Holding[1]	7,995
18	Allreal Holding AG1	2,730
3	Barry Callebaut AG1	2,822
1,310	Clariant AG1	15,911
7	Forbo Holding AG1	4,202
3	Georg Fischer AG1	1,259
56	Helvetia Holding AG	18,798
289	Implenia AG1	8,351
23	Liechtensteinische Landesbank AG	976
14	Partners Group Holding AG	2,449
829	Schmolz + Bickenbach AG1	5,791
428	Schweizerische National-Versicherungs-Gesellschaft AG	14,739
81	Vontobel Holding AG	2,187

		100,128

	Norway — 3.1%
271	Aker ASA	7,622
486	Atea ASA	4,742
2,942	BWG Homes ASA	6,368
1,171	Cermaq ASA[1]	16,137
509	Fred Olsen Energy ASA	19,182
616	Leroey Seafood Group ASA	10,316
2,093	SpareBank 1 SMN	13,592
2,589	Storebrand ASA	12,797
148	TGS Nopec Geophysical Co. ASA	3,703

		94,459

	Sweden — 2.9%
777	B&B Tools AB	7,567
421	Bilia AB	7,550
1,720	Billerud AB	15,108
1,677	Haldex AB	8,357
1,672	Nolato AB	14,625
825	Saab AB	17,658
1,962	Trelleborg AB	18,474

		89,339

	Hong Kong — 2.8%
140,000	CSI Properties, Ltd.	4,296
78,000	Emperor International Holdings	12,471
16,000	HKR International, Ltd.	5,839
44,000	Oriental Press Group	4,596

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Hong Kong — (Continued)

70,000	Pacific Andes International Holdings, Ltd.	$6,679
38,000	Singamas Container Holdings, Ltd.	8,575
3,000	SmarTone Telecommunications Holding, Ltd.	5,075
6,000	SOCAM Development, Ltd.	6,004
10,000	Texwinca Holdings, Ltd.	10,986
84,000	Victory City International Holdings, Ltd.	8,665
44,000	Win Hanverky Holdings, Ltd.	4,142
12,000	Xinyi Glass Holdings, Ltd.	7,102

		84,430

	Singapore — 2.8%
13,000	CH Offshore, Ltd.	4,031
11,000	China XLX Fertiliser, Ltd.	2,842
2,000	Elec & Eltek International Co, Ltd.	5,280
25,000	Frasers Commercial Trust REIT	15,304
66,000	Lippo Malls Indonesia Retail Trust REIT	19,939
5,000	Mapletree Logistics Trust REIT	3,458
12,000	Metro Holdings, Ltd.	6,869
7,000	Stamford Land Corp, Ltd.	3,116
6,000	Suntec Real Estate Investment Trust REIT	5,366
7,000	United Engineers, Ltd.	11,520
1,000	Venture Corp, Ltd.	5,740

		83,465

	Belgium — 2.3%
291	Arseus N.V.	4,054
104	Barco N.V.	5,639
187	Befimmo SCA Sicafi REIT	12,639
100	Cie d’Entreprises CFE	5,351
621	Cie Maritime Belge SA	14,093
80	Elia System Operator SA/NV	3,042
301	Gimv N.V.	14,694
915	Nyrstar[1]	8,544
288	Recticel SA	1,974

		70,030

	Netherlands — 2.2%
354	ASM International N.V.	11,704
2,130	BE Semiconductor Industries N.V.	15,669
103	Eurocommercial Properties N.V. REIT	3,564
712	Heijmans N.V.	8,422

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Netherlands — (Continued)

760	Mediq N.V.	$12,094
1,228	Nieuwe Steen Investments N.V. REIT	15,099
22	Wereldhave N.V. REIT	1,612

		68,164

	Italy — 2.0%
1,452	Astaldi SPA	9,591
31	Danieli & C Officine Meccaniche SPA	399
216	De’Longhi SPA	2,128
216	Delclima[1]	150
1,627	Hera SPA*	2,277
9,838	Iren SPA	9,143
69	KME Group SPA	28
323	Lottomatica SPA[1]	5,408
865	Recordati SPA	6,851
727	Societa Iniziative Autostradali e Servizi SPA	5,192
3,735	Sogefi SPA	10,465
1,926	Vittoria Assicurazioni SPA	9,069

		60,701

	Spain — 1.6%
631	Bolsas y Mercados Espanoles SA	17,217
355	Corp. Financiera Alba	14,706
354	Grupo Catalana Occidente SA	6,362
3,259	Grupo Empresarial Ence SA	7,993
724	Sacyr Vallehermoso SA	3,461

		49,739

	Austria — 1.6%
676	Austria Technologie & Systemtechnik AG	7,790
147	EVN AG	1,977
598	Oesterreichische Post AG	19,516
614	Strabag SE	18,023

		47,306

	Greece — 1.4%
544	Eurobank Properties Real Estate Investment Co. REIT	2,668
1,922	Hellenic Petroleum SA	14,632
1,558	Metka SA	14,266
1,417	Motor Oil Hellas Corinth Refineries SA	11,028

		42,594

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Israel — 1.1%
661	Clal Industries and Investments, Ltd.	$3,226
1,110	First International Bank Of Israel, Ltd.[1]	11,021
1,755	Industrial Buildings Corp.	2,814
135	Israel Land Development Co, Ltd. (The)	1,075
43	Paz Oil Co, Ltd.	5,763
222	Plasson Industries, Ltd.	5,327
1,161	Union Bank of Israel[1]	3,578

		32,804

	Finland — 0.9%
210	Amer Sports OYJ	2,665
2,936	Oriola-KD OYJ	7,604
1,054	Tieto OYJ	15,910

		26,179

	Ireland — 0.7%
17,276	Total Produce PLC	8,474
4,649	United Drug PLC	11,858

		20,332

	Denmark — 0.6%
180	D/S Norden	4,507
299	East Asiatic Co, Ltd. AS	6,839
299	Schouw & Co.	6,208

		17,554

	New Zealand — 0.5%
10,877	Air New Zealand, Ltd.	8,172
2,014	Nuplex Industries, Ltd.	4,141
3,201	Tower, Ltd.	3,753

		16,066

	Portugal — 0.5%
700	Mota-Engil SGPS SA	950
2,135	Portucel Empresa Produtora de Pasta e Papel SA1	5,055
4,960	Sonaecom — SGPS SA	7,792

		13,797

	TOTAL COMMON STOCKS (Cost $3,295,674)	3,017,739

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2012 — (Unaudited)

Shares		Value

PREFERRED STOCKS — 0.3%

	Germany — 0.3%
37	Jungheinrich AG , 2.67%,	$1,143
161	Sartorius AG , 1.79%,	7,876

		9,019

	Italy — 0.0%
7,051	Unipol Gruppo Finanziario SPA , 10.54%,	1,117

	TOTAL PREFERRED STOCKS (Cost $12,887)	10,136

MUTUAL FUND — 0.1%

	Australia — 0.1%
2,848	Challenger Infrastructure Fund	3,401

	TOTAL MUTUAL FUND (Cost $3,145)	3,401

Face
Amount

REPURCHASE AGREEMENTS* — 0.1%
$3,569	With State Street Bank and Trust Co., dated 1/31/12, 0.01%, principal and interest in the amount of $3,569, due 2/1/12, (collateralized by a FNMA security with a par value of $4,774, coupon rate of 3.500% due 5/25/41, market value of $5,075)	3,569

	TOTAL REPURCHASE AGREEMENTS (Cost $3,569)	3,569

TOTAL INVESTMENTS (Cost $3,315,275)[3]	100.0%	$3,034,845
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(610)

NET ASSETS	100.0%	$3,034,235

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[3]	Aggregate cost for federal tax purposes was $3,319,451.
Abbreviations:
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 96.5%

	China — 17.1%
4,000	361 Degrees International, Ltd.	$1,599
12,000	Agile Property Holdings, Ltd.	13,384
37,000	Agricultural Bank of China, Ltd.	18,320
5,500	Asia Cement China Holdings Corp.	2,667
46,000	Bank of China, Ltd.	19,633
8,000	Baoye Group Co., Ltd.	3,683
6,000	Beijing Capital Land, Ltd.	1,354
7,000	Central China Real Estate, Ltd.	1,534
14,000	Chaoda Modern Agriculture Holdings, Ltd.[1]	—
7,000	Chaowei Power Holdings, Ltd.	2,654
40,000	China Citic Bank Corp, Ltd.	25,376
7,000	China Communications Construction Co., Ltd.	6,508
58,000	China Construction Bank Corp.	46,368
24,000	China Green Holdings Ltd	6,839
9,000	China Hongqiao Group, Ltd.[2]	4,781
10,000	China Lumena New Materials Corp.	1,973
4,000	China Mobile, Ltd.	40,901
6,000	China National Building Material Co, Ltd.	7,242
12,000	China Oriental Group Co., Ltd.	3,605
300	China Petroleum & Chemical Corp., ADR	36,045
22,000	China Shanshui Cement Group, Ltd.	16,226
12,000	China South City Holdings, Ltd.	1,671
5,000	China Vanadium Titano — Magnetite Mining Co., Ltd.	1,032
13,000	CNOOC, Ltd.	26,619
14,000	Country Garden Holdings Co.	6,047
7,000	Dongyue Group	5,840
10,000	Evergrande Real Estate Group, Ltd.	4,758
15,000	Fantasia Holdings Group Co, Ltd.	1,567
3,000	GCL-Poly Energy Holdings, Ltd. — Class P	1,033
14,000	Great Wall Technology Co., Ltd.	3,159
12,000	Guangdong Investment, Ltd.	6,948
200	Guangshen Railway Co, Ltd., Sponsored ADR	3,652
8,000	Industrial & Commercial Bank of China	5,612
8,000	Kaisa Group Holdings, Ltd.[2]	1,620
1,500	Kingboard Chemical Holdings, Ltd.	5,164
8,000	Leoch International Technology, Ltd.	1,929
6,000	MIE Holdings Corp.	1,810
100	PetroChina Co., Ltd., ADR	14,550
11,000	Powerlong Real Estate Holdings, Ltd.	1,461
30,000	Renhe Commercial Holdings Co, Ltd.	3,559
67,500	Shenzhen International Holdings, Ltd.	4,613
4,000	Shenzhou International Group Holdings, Ltd.	5,735
9,500	Shimao Property Holdings, Ltd.	9,738
7,000	Sunac China Holdings, Ltd.[2]	1,914

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	China — (Continued)

4,000	TCL Communication Technology Holdings, Ltd. — Class C	$1,841
12,000	Tianneng Power International, Ltd.	5,292
6,000	Xinhua Winshare Publishing and Media Co, Ltd.	2,700
6,000	Yuzhou Properties Co.	1,470

		392,026

	South Korea — 15.8%
150	BS Financial Group, Inc.[2]	1,703
80	Capro Corp.[2]	1,809
220	Daeduck Electronics Co.[2]	2,154
930	Daekyo Co, Ltd.	5,141
320	Daewoo Shipbuilding & Marine Engineering Co., Ltd.[2]	7,933
110	Dongbu Insurance Co, Ltd.	4,700
260	Dongkuk Steel Mill Co., Ltd.	5,474
100	Green Cross Holdings Corp.[2]	1,206
65	GS Home Shopping, Inc.	6,249
200	Hana Financial Group, Inc.	6,837
300	Handsome Co., Ltd.[2]	9,000
520	Hynix Semiconductor, Inc.[2]	12,429
120	Hyundai Marine & Fire Insurance Co, Ltd.	3,525
157	Hyundai Mipo Dockyard	17,610
10	Hyundai Motor Co.	1,967
1,100	Industrial Bank of Korea[2]	12,387
400	KB Financial Group, Inc., ADR	15,160
17	KCC Corp.	4,585
324	Kia Motors Corp.	19,469
2,120	Korea Exchange Bank	14,928
300	KT Corp., Sponsored ADR	4,467
453	KT&G Corp.	31,696
400	LG Display Co., Ltd., ADR	5,156
67	OCI Co., Ltd.[2]	15,597
57	S-Oil Corp.	6,190
71	Samsung Electronics Co., Ltd	69,967
320	Samsung Heavy Industries Co, Ltd.	10,170
10	Samyang Corp.[2]	459
13	Samyang Holdings Corp.	1,033
50	Seah Besteel Corp.[2]	2,239
50	Sindoh Co., Ltd.[2]	2,359
17	SK Gas Co, Ltd.[2]	1,091
60	SK Holdings Co., Ltd.	7,504

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	South Korea — (Continued)

111	SK Innovation Co., Ltd.	$16,798
1,300	SK Telecom Co., Ltd., ADR	18,213
500	Woori Finance Holdings Co., Ltd., ADR	14,885

		362,090

	Brazil — 15.2%
400	Banco Bradesco SA, ADR	7,152
4,000	Banco Da Amazonia SA	870
1,900	Banco do Brasil SA	29,568
900	Brasil Telecom SA, ADR	16,884
300	BRF — Brasil Foods SA, ADR	6,009
400	Cia de Bebidas das Americas, ADR	14,556
200	Cia de Saneamento Basico do Estado de Sao Paulo, ADR[2]	13,178
400	Cia de Saneamento de Minas Gerais-COPASA	8,858
600	Cia Energetica de Minas Gerais, Sponsored ADR	12,144
600	Cia Paranaense de Energia, Sponsored ADR	13,734
400	Cielo SA	11,916
400	Ez Tec Empreendimentos e Participacoes SA	4,061
300	Helbor Empreendimentos SA	4,001
400	Itau Unibanco Holding SA, ADR	7,984
100	Obrascon Huarte Lain Brasil SA	3,605
1,800	Petroleo Brasileiro SA, ADR	50,274
1,000	Petroleo Brasileiro SA, Sponsored ADR	30,550
500	Porto Seguro SA	5,944
300	Santos Brasil Participacoes SA	4,631
300	Sao Martinho SA	3,461
200	Tecnisa SA	1,065
300	Tele Norte Leste Participacoes SA, Sponsored ADR	2,817
400	Telefonica Brasil, ADR	11,136
900	Tim Participacoes SA	4,997
1,800	Vale SA, ADR	43,578
1,200	Vale SA, Sponsored ADR	30,360
300	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3,693

		347,026

	Taiwan — 12.9%
1,200	Advanced Semiconductor Engineering, Inc., ADR	6,324
3,660	Asustek Computer, Inc.	28,946
5,200	Cheng Loong Corp.	2,004
1,000	Chicony Electronics Co, Ltd.	1,757
7,000	China Bills Finance Corp.	2,520
33,325	China Development Financial Holding Corp.	9,900
10,000	China Life Insurance Co. Ltd	9,345

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

2,000	China Synthetic Rubber Corp.	$1,849
25,000	Chinatrust Financial Holding Co, Ltd.	16,139
200	Chunghwa Telecom Co., Ltd., ADR	6,482
2,000	CSBC Corp. Taiwan	1,592
1,000	CTCI Corp.	1,406
9,000	E Ink Holdings, Inc.	12,776
1,000	Formosa Chemicals & Fibre Corp.	2,873
1,000	Formosa Plastics Corp.	2,913
3,000	Formosa Taffeta Co., Ltd.	2,880
2,000	Formosan Rubber Group, Inc.	1,338
1,000	Fubon Financial Holding Co, Ltd.	1,115
2,000	Grand Pacific Petrochemical	1,017
1,098	Great Wall Enterprise Co., Ltd.	1,091
1,000	HTC Corp.	16,409
1,000	Huaku Development Co., Ltd.	2,413
1,000	Johnson Health Tech Co, Ltd.	2,146
7,138	KGI Securities Co., Ltd.	3,016
3,000	King Yuan Electronics Co, Ltd.	1,166
2,000	King’s Town Bank[2]	1,284
2,000	Lien Hwa Industrial Corp.	1,271
1,000	LITE-ON IT Corp.	982
12,045	Lite-On Technology Corp.	15,266
6,000	Masterlink Securities Corp.	1,943
2,000	Micro-Star International Co, Ltd.	848
7,700	Powertech Technology, Inc.	19,258
3,000	Quanta Computer, Inc.	6,408
1,000	Silitech Technology Corp.	2,765
3,000	Taichung Commercial Bank[2]	903
40,660	Taishin Financial Holding Co., Ltd.	15,117
1,000	Taiwan Prosperity Chemical Corp.	2,650
2,700	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	38,016
3,000	Ton Yi Industrial Corp.	1,541
1,100	TSRC Corp.	2,881
13,000	Unimicron Technology Corp.	17,114
13,649	Wistron Corp.	20,482
4,000	Yieh Phui Enterprise Co, Ltd.	1,346
6,731	Yieh United Steel Corp.	2,093
5,075	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,170

		293,755

	Russia — 8.7%
273	Acron JSC	12,611
91	Baltika Brewery[2]	3,681

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Russia — (Continued)

480	Bank St Petersburg OJSC	$1,502
3,170	Gazprom Neft JSC	15,551
4,400	Gazprom OAO, ADR	53,020
500	Lukoil OAO, ADR	29,170
131,000	Moscow Integrated Electricity Distribution Co.	6,661
183,000	Mosenergo OAO	10,889
1,480	Raspadskaya	5,183
1,270	Rosneft Oil Co.	9,419
11,160	Sberbank of Russia	33,275
650	Severstal OAO	9,411
6,600	Surgutneftegas OJSC	6,189
1,200	Ulan-Ude Aviation Plant	3,141

		199,703

	South Africa — 6.3%
500	African Bank Investments, Ltd.	2,334
100	AngloGold Ashanti, Ltd., ADR	4,580
220	Assore, Ltd.	6,413
460	Brait SE2	1,176
366	Exxaro Resources, Ltd.	9,031
800	Gold Fields, Ltd., Sponsored ADR	13,144
235	Investec, Ltd.	1,439
327	Kumba Iron Ore, Ltd.	22,421
756	Liberty Holdings, Ltd.	8,234
262	Mondi, Ltd.	2,093
590	MTN Group, Ltd.	10,048
5,607	RMB Holdings, Ltd.	20,869
700	Sasol, Ltd., Sponsored ADR	35,938
482	Vodacom Group, Ltd.	5,938

		143,658

	Turkey — 3.8%
1,946	Albaraka Turk Katilim Bankasi AS	1,807
608	Anadolu Cam Sanayii AS	1,016
6,029	Eregli Demir ve Celik Fabrikalari TAS	13,199
1,365	Ford Otomotiv Sanayi AS	12,215
825	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	1,746
703	Koza Altin Isletmeleri AS	12,463
4,569	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT	2,880
1,511	Tofas Turk Otomobil Fabrikasi AS	6,412
1,171	Trakya Cam Sanayi AS	1,746
2,115	Turk Telekomunikasyon AS	9,451

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Turkey — (Continued)

1,830	Turkiye Halk Bankasi AS	$12,050
4,060	Turkiye Sise ve Cam Fabrikalari AS	8,340
1,688	Turkiye Vakiflar Bankasi Tao	2,745

		86,070

	Poland — 3.5%
2,275	Bank Millennium SA	2,961
44	Bank Pekao SA	2,149
2,783	Getin Noble Bank SA2	3,579
185	Jastrzebska Spolka Weglowa SA2	6,077
477	KGHM Polska Miedz SA	20,637
76	Mondi Swiecie SA2	1,451
2,155	PGE SA	13,684
156	Powszechna Kasa Oszczednosci Bank Polski SA	1,685
1,667	Synthos SA	2,671
11,108	Tauron Polska Energia SA	18,589
104	Zaklady Azotowe Pulawy SA	3,002
298	Zaklady Azotowe w Tarnowie-Moscicach SA2	2,779

		79,264

	Malaysia — 3.2%
1,300	Aeon Co. M BHD	3,192
2,000	Carlsberg Brewery-Malay BHD	5,884
2,666	Coastal Contracts BHD	2,016
1,300	Esso Malaysia BHD	1,556
4,680	HAP Seng Consolidated BHD	2,554
2,500	Hong Leong Financial Group BHD	9,763
1,600	Hong Leong Industries BHD	2,262
1,000	Jaya Tiasa Holdings BHD	2,383
1,800	Mah Sing Group BHD	1,219
800	Malayan Banking BHD	2,157
18,000	Malaysia Building Society	12,840
1,600	NCB Holdings BHD	2,051
4,700	OSK Holdings BHD	2,750
4,500	Padiberas Nasional BHD	4,586
2,400	Sarawak Oil Palms BHD	4,852
1,500	Tradewinds Malaysia BHD	4,897
800	United Plantations BHD	5,349
1,400	YTL Cement BHD	2,025

		72,336

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Thailand — 2.5%
15,000	Asian Property Development PCL	$2,547
3,400	Bangchak Petroleum PCL	2,243
2,000	Bangkok Expressway PCL	1,209
2,400	Kiatnakin Bank PCL — Class C	2,483
26,000	Krung Thai Bank PCL	12,863
5,800	LPN Development PCL — Class C	2,607
11	PTT Global Chemical PCL — Class F2	24
2,700	PTT PCL	29,685
200	Tisco Financial Group PCL	231
2,900	TPI Polene PCL	1,538
2,600	Vinythai PCL	1,564

		56,994

	India — 2.4%
19	State Bank of India, GDR	1,586
1,100	Sterlite Industries India, Ltd., ADR	10,065
1,400	Tata Motors, Ltd., ADR	33,712
1,190	Tata Steel, Ltd., GDR	10,615

		55,978

	Egypt — 1.7%
205	Alexandria Mineral Oils Co.	2,654
524	Delta Sugar Co.	1,599
322	Egypt Aluminium	1,281
975	Ezz Steel	946
1,620	Glaxo Smith Kline	2,744
7,467	Orascom Telecom Holding SAE, GDR[2]	22,849
7,467	Orascom Telecom Media	6,750

		38,823

	Czech Republic — 1.3%
429	CEZ AS	17,329
64	Komercni Banka AS	12,229

		29,558

	Hungary — 1.1%
82	MOL Hungarian Oil and Gas PLC[2]	6,852
1,024	OTP Bank PLC	18,266

		25,118

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Mexico — 0.9%
300	America Movil SAB de CV Series L, Sponsored ADR	$6,963
401	Grupo Mexico SAB de CV Series B	1,276
4,900	OHL Mexico SAB de CV2	7,925
300	Telefonos de Mexico SAB de CV, Sponsored ADR[1]	4,800

		20,964

	Philippines — 0.1%
240	China Banking Corp.	2,317

	TOTAL COMMON STOCKS (Cost $2,374,620)	2,205,680

PREFERRED STOCKS — 3.5%

	Brazil — 2.6%
2,200	Banco do Estado do Rio Grande do Sul , 0.59%,	25,334
500	Banco Pine SA , 0.77%,	3,763
1,100	Bradespar SA , 0.03%,	22,142
400	Cia de Saneamento do Parana , 3.95%,	1,236
100	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA , 11.49%,	2,073
2,000	Jereissati Participacoes SA , 11.55%,	1,568
400	Randon Participacoes SA , 3.65%,	2,132

		58,248

	Russia — 0.9%
33,000	Surgutneftegas OJSC , 8.53%,	20,454

	TOTAL PREFERRED STOCKS (Cost $75,587)	78,702

WARRANTS — 0.0%

	Malaysia — 0.0%
333	Coastal Contracts BHD, (Expires 07/18/16)[2]	66
780	HAP Seng Consolidated BHD, (Expires 08/09/16)[2]	133

		199

	TOTAL WARRANTS (Cost $—)	199

TOTAL INVESTMENTS (Cost $2,450,207)[3]	100.0%	$2,284,581
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	767

NET ASSETS	100.0%	$2,285,348

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2012 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Security is fair valued by management.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $2,455,254.
Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of sixteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the International Portfolio, the Philadelphia International Fund, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

Currently, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each have registered two classes of shares: Class I and Class IV. The Philadelphia International Small Cap Fund Class IV commenced operations on May 31, 2011, and the Philadelphia International Emerging Markets Fund Class IV commenced operations on June 30, 2011. As of the date hereof, Class I shares have not been issued.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds, for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the last bid price for purchased options and the last ask price for written options and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such treasury securities are typically categorized as Level 1 in the fair value hierarchy and such other fixed income securities are typically characterized as Level 2. If there is no such reported sale, the latest quoted bid price is used and are typically categorized as Level 2. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. Philadelphia International Advisors LP reviews the fair values provided, reviews periodically the methodology and procedures based in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service. Securities using these valuation adjustments are generally categorized as Level 2.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, and Secured Options Portfolio had all long-term investments, with corresponding industries at Level 1 and all short-term investments at Level 2, at January 31, 2012. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term and short-term investments, with corresponding industries at Level 2 at January 31, 2012.

As of the period ending January 31, 2012, securities with a total value of $2,522,563 and $1,403,487 in the Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund respectively transferred from Level 2 to Level 1 due to those securities no longer being fair valued. A security with a value of $3,128 in the Philadelphia International Emerging Markets Fund transferred from Level 1 to Level 2 due to being fair valued and a security with a value of $1,771 transfered from Level 3 to Level 1 due to no longer being fair valued.

Transfers into and out of a level are recognized as of the actual date of the event or change in circumstances that caused the transfer.

The following is a summary of the inputs used as of January 31, 2012 in valuing the assets and liabilities of the Core Fixed Income Portfolio, International

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Portfolio, Philadelphia International Fund, Philadelphia International Emerging Fund, and Philadelphia International Small Cap Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$4,221,820	$—	$—	$4,221,820
Federal Home Loan Mortgage Corporation	19,237,130	—	—	19,237,130
Federal National Mortgage Association	6,001,135	—	—	6,001,135

Total Agency Notes	29,460,085	—	—	29,460,085

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	39,769,059	—	39,769,059
Federal National Mortgage Association	—	90,292,192	—	90,292,192
Government National Mortgage Association	—	17,437,082	—	17,437,082

Total Mortgage-Backed Securities	—	147,498,333	—	147,498,333

Corporate Notes	—	153,958,393	—	153,958,393
US Treasury Notes/Bonds	34,600,228	—	—	34,600,228
Municipal Bonds	—	8,383,780	—	8,383,780
Repurchase Agreements	—	8,458,160	—	8,458,160
Investment of Security Lending Collateral	7,642,060	—	—	7,642,060

Total Investments	71,702,373	318,298,666	—	390,001,039

Total	$71,702,373	$318,298,666	$—	$390,001,039

International Portfolio

ASSETS VALUATION INPUT

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$55,451,822	$—	$—	$55,451,822
Japan	33,814,020	—	—	33,814,020

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Germany	$28,643,304	$—	$—	$28,643,304
France	17,962,427	—	—	17,962,427
Switzerland	13,305,594	—	—	13,305,594
Netherlands	11,290,020	—	—	11,290,020
Australia	9,739,339	—	—	9,739,339
Brazil	6,959,195	—	—	6,959,195
Norway	6,116,794	—	—	6,116,794
Spain	5,274,087	—	—	5,274,087
South Korea	5,060,341	—	—	5,060,341
Singapore	4,017,013	—	—	4,017,013
Israel	3,867,641	—	—	3,867,641
Bermuda	3,744,010	—	—	3,744,010
Sweden	3,483,399	—	—	3,483,399
Mexico	3,334,473	—	—	3,334,473
Canada	2,828,604	—	—	2,828,604
China	2,182,946	—	—	2,182,946
South Africa	2,093,892	—	—	2,093,892
Italy	1,020,324	—	—	1,020,324

Total Common Stocks	220,189,245	—	—	220,189,245

Repurchase Agreements	—	9,181,023	—	9,181,023
Investment of Security Lending Collateral	13,447,023	—	—	13,447,023

Total Investments	233,636,268	9,181,023	—	242,817,291

Total	$233,636,268	$9,181,023	$—	$242,817,291

Philadelphia International Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$20,995,328	$—	$—	$20,995,328
Japan	13,288,346	—	—	13,288,346
Germany	11,236,615	—	—	11,236,615
France	6,875,410	—	—	6,875,410
Switzerland	4,966,222	—	—	4,966,222
Netherlands	4,328,668	—	—	4,328,668

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Australia	$3,918,104	$—	$—	$3,918,104
Brazil	2,656,069	—	—	2,656,069
Norway	2,292,790	—	—	2,292,790
South Korea	1,978,598	—	—	1,978,598
Spain	1,841,491	—	—	1,841,491
Sweden	1,560,040	—	—	1,560,040
Singapore	1,535,280	—	—	1,535,280
Israel	1,353,900	—	—	1,353,900
Bermuda	1,343,525	—	—	1,343,525
Mexico	1,252,451	—	—	1,252,451
Canada	1,045,887	—	—	1,045,887
South Africa	638,521	—	—	638,521
China	607,102	—	—	607,102
Italy	281,411	—	—	281,411

Total Common Stocks	83,995,758	—	—	83,995,758

Repurchase Agreements	—	831,784	—	831,784
Investment of Security Lending Collateral	3,858,770	—	—	3,858,770

Total Investments	87,854,528	831,784	—	88,686,312

Total	$87,854,528	$831,784	$—	$88,686,312

Philadelphia International Small Cap Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$895,406	$—	$—	$895,406
United Kingdom	609,306	—	—	609,306
Australia	294,956	—	—	294,956
France	164,422	—	—	164,422
Germany	136,562	—	—	136,562
Switzerland	100,128	—	—	100,128
Norway	94,459	—	—	94,459
Sweden	89,339	—	—	89,339
Hong Kong	84,430	—	—	84,430
Singapore	83,465	—	—	83,465

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Belgium	$70,030	$—	$—	$70,030
Netherlands	68,164	—	—	68,164
Italy	60,701	—	—	60,701
Spain	49,739	—	—	49,739
Austria	47,306	—	—	47,306
Greece	42,594	—	—	42,594
Israel	32,804	—	—	32,804
Finland	26,179	—	—	26,179
Ireland	20,332	—	—	20,332
Denmark	17,554	—	—	17,554
New Zealand	16,066	—	—	16,066
Portugal	13,797	—	—	13,797

Total Common Stocks	3,017,739	—	—	3,017,739

Preferred Stocks
Germany	9,019	—	—	9,019
Italy	1,117	—	—	1,117

Total Preferred Stocks	10,136	—	—	10,136

Mutual Funds
Australia	3,401	—	—	3,401

Total Mutual Funds	3,401	—	—	3,401

Repurchase Agreements	—	3,569	—	3,569

Total Investments	3,031,276	3,569	—	3,034,845

Total	$3,031,276	$3,569	$—	$3,034,845

Philadelphia International Emerging Markets Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
China	$392,026	$—	$0	$392,026
South Korea	362,090	—	—	362,090
Brazil	347,026	—	—	347,026
Taiwan	293,755	—	—	293,755
Russia	82,190	117,513	—	199,703

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
South Africa	$143,658	$—	$—	$143,658
Turkey	86,070	—	—	86,070
Poland	79,264	—	—	79,264
Malaysia	72,336	—	—	72,336
Thailand	56,994	—	—	56,994
India	55,978	—	—	55,978
Egypt	9,224	29,599	—	38,823
Czech Republic	29,558	—	—	29,558
Hungary	25,118	—	—	25,118
Mexico	16,164	4,800	—	20,964
Philippines	2,317	—	—	2,317

Total Common Stocks	2,053,768	151,912	0	2,205,680

Preferred Stocks
Brazil	58,248	—	—	58,248
Russia	—	20,454	—	20,454

Total Preferred Stocks	58,248	20,454	—	78,702

Warrants
Malaysia	199	—	—	199

Total Warrants	199	—	—	199

Total Investments	2,112,215	172,366	0	2,284,581

Total	$2,112,215	$172,366	$0	$2,284,581

The following tables include rollforwards of the amounts for the period ended January 31, 2012 for long-term investments classified within Level 3.

International Portfolio

								Net
								Change in
								Unrealized
								Gain
								(Loss) from
				Change in				Investments
	Balance as of	Accrued	Realized	Unrealized			Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			January 31,	January 31,
Securities	2011	(Premiums)	(Loss)	(Loss)	Purchases	Sales	2012	2012
COMMON STOCK
United Kingdom	$35,493	$0	$0	$(188)	$0	$(35,305)	$0	$0

Total	$35,493	$0	$0	$(188)	$0	$(35,305)	$0	$0

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Philadelphia International Fund

								Net
								Change in
								Unrealized
								Gain
								(Loss) from
				Change in				Investments
	Balance as of	Accrued	Realized	Unrealized			Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			January 31,	January 31,
Securities	2011	(Premiums)	(Loss)	(Loss)	Purchases	Sales	2012	2012
COMMON STOCK
United Kingdom	$10,824	$0	$0	$(58)	$0	$(10,766)	$0	$0

Total	$10,824	$0	$0	$(58)	$0	$(10,766)	$0	$0

Philadelphia International Emerging Markets Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
				Change in					Investments
	Balance as of	Accrued	Realized	Unrealized				Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			Transfers out of	January 31,	January 31,
Securities	2011	(Premiums)	(Loss)	(Loss)	Purchases	Sales	Level 3	2012	2012
COMMON STOCK
China	$0	$0	$0	$0	$0	$0	$0	$0	$0
South Korea	$1,771	$0	$0	$0	$0	$0	$(1,771)	$0	$0

Total	$1,771	$0	$0	$0	$0	$0	$(1,771)	$0	$0

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Currency Contracts: The International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. Each such Portfolio may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S.dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Portfolio owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to the risk that the counterparty will fail to meet the terms of the contract.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities the Portfolio owns or expects to own. The Secured Options Portfolio uses option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund did not enter into any options transactions during the period ended January 31, 2012. During the period ended January 31, 2012, the Secured Options Portfolio wrote and purchased put and call options in an attempt to achieve its investment objective and strategies.

Transactions in written option contracts for the Secured Options Portfolio for the period ended January 31, 2012, are as follows:

	Number of
	Contracts
	(in	Premiums
	thousands)	Received
Options outstanding at October 31, 2011	3,175	$6,523,597
Options written	12,270	36,557,547
Options terminated in closing purchase transactions	(5,275)	(25,577,400)
Options expired	(6,300)	(12,367,432)

Options outstanding at January 31, 2012	3,870	$5,136,312

Disclosures about Derivative Instruments and Hedging Activities: The Portfolios follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), effective May 1, 2009. ASC 815 requires enhanced disclosures about the Portfolios’ use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

position. At January 31, 2012 and during the period then ended, the Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Asset Derivatives

	Equity
	Contracts
	Risk	Total
Options Purchased	$149,970,000	$149,970,000

Total Value	$149,970,000	$149,970,000

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written	$(4,732,000)	$(4,732,000)

Total Value	$(4,732,000)	$(4,732,000)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity
	Contracts
	Risk	Total
Options Purchased	233,333	233,333
Options Written	(347,333)	(347,333)

[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/unites outstanding for the months that the Portfolio held such derivatives during the period ended January 31, 2012.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of January 31, 2012, 97.59% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of January 31, 2012, the cash collateral received by the Government Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio and Long/Short Portfolio and the remaining cash collateral received by the Total Market

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

As of January 31, 2012, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Government Cash Portfolio	$1,005,621		$1,026,250		0.13
Core Fixed Income Portfolio	7,500,473		7,642,060		1.90
Strategic Equity Portfolio	8,576,429		8,745,387		5.02
Small Cap Equity Portfolio	24,762,634		25,368,594		7.80
Large Cap Value Portfolio	4,167,601		4,257,421		3.68
U.S. Emerging Growth Portfolio	5,311,182		5,436,100		19.18
Large Cap 100 Portfolio	5,681,892		5,853,313		5.33
Long/Short Portfolio	4,851,220		4,973,528		16.12
Total Market Portfolio	15,308,789	*	15,661,779	**	19.34
International Portfolio	12,750,984		13,447,023		5.18
Philadelphia International Fund	3,657,989		3,858,770		4.09

* The market value of loaned securities for the financing of short sales was $13,536,437.

** The market value of collateral used for the financing of short sales was $13,845,456.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of January 31, 2012, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $9,663,320 and $13,845,456 respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”). Pursuant to orders issued by the SEC to certain ETFs, the Portfolios may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio investments — (Unaudited) (Concluded)

as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Unrealized Appreciation/(Depreciation)

As of January 31, 2012, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$25,533,882	$254,946	$25,278,936
Strategic Equity Portfolio	38,362,750	1,545,388	36,817,362
Small Cap Equity Portfolio	38,732,660	6,923,216	31,809,444
Large Cap Value Portfolio	9,768,155	1,358,460	8,409,695
U.S. Emerging Growth Portfolio	3,437,428	565,952	2,871,476
Large Cap 100 Portfolio	19,428,101	763,011	18,665,090
Large Cap Growth Portfolio	11,871,251	946,375	10,924,876
Long/Short Portfolio	2,486,090	785,248	1,700,842
Total Market Portfolio	9,338,924	1,393,660	7,945,264
Secured Options Portfolio	592,417	136,537	455,880
International Portfolio	29,340,148	17,285,828	12,054,320
Philadelphia International Fund	8,023,321	5,717,239	2,306,082
Philadelphia International Small Cap Fund	154,967	439,573	(284,606)
Philadelphia International Emerging Markets Fund	108,397	279,070	(170,673)

3.	Recently Issued Accounting Pronouncements

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact, if any, of applying this provision.

4.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to January 31, 2012 through the date the schedules of investments were filed with the Securities and Exchange Commission, that would require additional disclosure in the Fund’s schedules of portfolio investments.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) During the fiscal quarter ended January 31, 2012, Registrant enhanced its internal control over financial reporting relating to the recording of securities lending collateral.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	March 22, 2012
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	March 22, 2012